UBS Dynamic Alpha Fund

Industry diversification – March 31, 2019 (unaudited)1,2

Corporate bonds	Percentage of net assets
Advertising	0.1%
Aerospace & defense	0.2
Agriculture	0.8
Airlines	0.2
Auto manufacturers	1.4
Banks	8.0
Beverages	0.4
Biotechnology	0.3
Chemicals	0.8
Commercial banks	1.1
Commercial services	0.5
Computers	0.3
Construction materials	0.2
Cosmetics & personal care	0.1
Diversified financial services	0.5
Electric	3.0
Electronics	0.1
Engineering & construction	0.3
Food	0.6
Gas	1.1
Healthcare-products	0.2
Healthcare-services	0.4
Household products/wares	0.2
Insurance	2.9
Internet	0.3
Investment company security	0.3
IT services	0.2
Machinery-constr & mining	0.1
Media	1.4
Mining	0.4
Miscellaneous manufacturers	0.6
Oil & gas	1.4
Oil & gas services	0.1
Pharmaceuticals	1.9
Pipelines	1.4
Real estate investment trusts	2.7
Retail	0.1
Savings & loans	0.2
Semiconductors	0.3
Software	0.3
Telecommunications	1.5
Transportation	0.4
Water	1.5
Total corporate bonds	38.8%
Collateralized debt obligation	0.0 †
Collateralized mortgage obligation	0.0 †
Non-US government obligation	0.2
Exchange traded funds	9.3
Short-term investments	45.6
Investment of cash collateral from securities loaned	3.8
Total investments	97.7%
Other assets in excess of liabilities	2.3
Net assets	100.0%

†         Amount represents less than 0.05%

1         Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—38.8%
Australia—1.5%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]	20,000		20,427
Commonwealth Bank of Australia, EMTN
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2]	EUR	100,000	112,078
Mirvac Group Finance Ltd., EMTN
3.625%, due 03/18/27[2]	270,000		259,755
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]	80,000		83,827
Scentre Group Trust 1
2.375%, due 04/28/21[2]	60,000		59,141
SGSP Australia Assets Pty. Ltd., EMTN
3.250%, due 07/29/26[2]	200,000		193,759
Telstra Corp. Ltd.
4.800%, due 10/12/21[2]	45,000		46,873
Westpac Banking Corp.
2.800%, due 01/11/22	30,000		30,050
(fixed, converts to FRN on 09/21/27), 5.000%, due 09/21/27[3]	90,000		80,383
Total Australia corporate bonds			886,293

Belgium—0.4%
AG Insurance SA
(fixed, converts to FRN on 06/30/27), 3.500%, due 06/30/47[2]	EUR	100,000	115,678
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	112,853
Total Belgium corporate bonds			228,531

Canada—1.0%
Bell Canada, Inc., MTN
4.750%, due 09/29/44	CAD	30,000	24,414
Canadian Natural Resources Ltd.
2.950%, due 01/15/23	40,000		39,703
3.850%, due 06/01/27	50,000		50,090
Cenovus Energy, Inc.
4.250%, due 04/15/27	50,000		49,186
Nexen, Inc.
6.400%, due 05/15/37	50,000		64,234

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Canada—(concluded)
Royal Bank of Canada
1.650%, due 07/15/21	CAD	100,000	74,011
Suncor Energy, Inc.
6.500%, due 06/15/38	70,000		88,639
TELUS Corp.
3.750%, due 01/17/25	CAD	45,000	35,237
Toronto Dominion Bank/The
2.045%, due 03/08/21	CAD	100,000	74,763
Yamana Gold, Inc.
4.950%, due 07/15/24	70,000		71,954
Total Canada corporate bonds			572,231

Cayman Islands—0.1%
XLIT Ltd.
5.250%, due 12/15/43	45,000		51,745

Curacao—0.1%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	30,000		29,346

Czech Republic—0.2%
NET4GAS sro, EMTN
2.500%, due 07/28/21[2]	EUR	100,000	116,675

Denmark—0.3%
Ap Moller Maersk A/S, EMTN
1.750%, due 03/16/26[2]	EUR	100,000	110,946
Orsted A/S
(fixed, converts to FRN on 11/06/20), 3.000%, due 11/06/3015[2]	EUR	30,000	34,766
Total Denmark corporate bonds			145,712

France—2.3%
AXA SA, EMTN
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2]	EUR	100,000	115,887
Banque Federative du Credit Mutuel SA, EMTN
3.000%, due 09/11/25[2]	EUR	100,000	123,167

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
France—(concluded)
BNP Paribas SA, EMTN
1.000%, due 04/17/24[2]	EUR	100,000	113,617
1.250%, due 03/19/25[2]	EUR	100,000	113,689
BPCE SA, EMTN
1.375%, due 03/23/26[2]	EUR	100,000	114,313
Credit Agricole SA, EMTN
1.375%, due 03/13/25[2]	EUR	100,000	115,332
Credit Logement SA
3 mo. Euribor + 1.150%, 0.841%, due 06/16/19[2,3,4]	EUR	100,000	89,740
Engie SA
(fixed, converts to FRN on 07/10/21), 4.750%, due 07/10/21[2,3]	EUR	100,000	121,469
SCOR SE
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,3]		200,000	170,750
TDF Infrastructure SAS
2.875%, due 10/19/22[2]	EUR	100,000	116,843
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	118,430
Total France corporate bonds			1,313,237

Germany—0.5%
ADLER Real Estate AG
3.000%, due 04/27/26[2]	EUR	100,000	110,661
Henkel AG & Co. KGaA, EMTN
1.500%, due 09/13/19[2]		100,000	99,448
Volkswagen Leasing GmbH, EMTN
1.000%, due 02/16/23[2]	EUR	40,000	44,967
1.625%, due 08/15/25[2]	EUR	50,000	55,797
Total Germany corporate bonds			310,873

Ireland—0.4%
Fresenius Finance Ireland PLC
1.500%, due 01/30/24[2]	EUR	30,000	34,808

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Ireland—(concluded)
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35		200,000	185,331
Total Ireland corporate bonds			220,139

Italy—0.7%
Buzzi Unicem SpA
2.125%, due 04/28/23[2]	EUR	100,000	114,501
CDP Reti SpA
1.875%, due 05/29/22[2]	EUR	155,000	175,610
Italgas SpA, EMTN
1.625%, due 01/19/27[2]	EUR	100,000	114,658
Total Italy corporate bonds			404,769

Japan—0.2%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		40,000	39,663
Sumitomo Mitsui Financial Group, Inc.
3.102%, due 01/17/23		70,000	70,260
Total Japan corporate bonds			109,923

Jersey—0.4%
AA Bond Co. Ltd., EMTN
2.875%, due 01/31/22[2]	GBP	174,000	216,674
HSBC Bank Capital Funding Sterling 2 LP
(fixed, converts to FRN on 04/07/20), 5.862%, due 04/07/20[3]	GBP	30,000	40,272
Total Jersey corporate bonds			256,946

Luxembourg—0.9%
ADO Properties SA
1.500%, due 07/26/24[2]	EUR	100,000	110,616
Allergan Funding SCS
2.125%, due 06/01/29	EUR	100,000	112,550
3.450%, due 03/15/22		50,000	50,437
4.750%, due 03/15/45		20,000	19,975
Dream Global Funding I SARL
1.375%, due 12/21/21[2]	EUR	200,000	225,857
Total Luxembourg corporate bonds			519,435

Mexico—0.9%
Mexichem SAB de CV
5.500%, due 01/15/48[5]		200,000	189,134

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mexico—(concluded)
Mexico City Airport Trust
5.500%, due 07/31/47[2]	200,000		184,028
Petroleos Mexicanos, EMTN
3.750%, due 02/21/24[2]	EUR	100,000	115,120
5.500%, due 02/24/25[2]	EUR	20,000	24,570
Total Mexico corporate bonds			512,852

Netherlands—3.2%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,3]	EUR	100,000	122,548
ATF Netherlands BV
(fixed, converts to FRN on 01/20/23), 3.750%, due 01/20/23[2,3]	EUR	100,000	112,736
Cooperatieve Rabobank UA
(fixed, converts to FRN on 06/29/20), 5.500%, due 06/29/20[2,3]	EUR	250,000	290,461
Iberdrola International BV, EMTN
(fixed, converts to FRN on 03/26/24), 2.625%, due 03/26/24[2,3]	EUR	100,000	113,735
ING Groep N.V., EMTN
1.125%, due 02/14/25[2]	EUR	100,000	112,864
Mylan N.V.
3.125%, due 11/22/28[2]	EUR	180,000	211,478
Redexis Gas Finance BV, EMTN
1.875%, due 04/27/27[2]	EUR	100,000	109,576
Shell International Finance BV
4.375%, due 05/11/45		110,000	120,385
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2,6]	EUR	100,000	97,766
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23	60,000		53,589
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2]	EUR	100,000	112,442
(fixed, converts to FRN on 06/27/24), 3.375%, due 06/27/24 [2,3]	EUR	100,000	110,449
4.125%, due 11/16/38[2]	EUR	100,000	124,739

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
Vonovia Finance BV
(fixed, converts to FRN on 12/17/21), 4.000%, due 12/17/21[2,3]	EUR	100,000	119,650
Total Netherlands corporate bonds			1,812,418

Poland—0.2%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	112,325

Portugal—0.2%
Galp Gas Natural Distribuicao SA, EMTN
1.375%, due 09/19/23[2]	EUR	100,000	114,510

Romania—0.2%
Globalworth Real Estate Investments Ltd., EMTN
3.000%, due 03/29/25[2]	EUR	100,000	115,264

Singapore—0.3%
DBS Group Holdings Ltd., GMTN
(fixed, converts to FRN on 09/07/21), 3.600%, due 09/07/21[2,3]		200,000	194,658

Spain—1.7%
Aigues de Barcelona Finance SA
1.944%, due 09/15/21[2]	EUR	175,000	203,019
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	121,341
Banco Santander SA, EMTN
4.000%, due 01/19/23[2]	AUD	200,000	145,665
Canal de Isabel II Gestion SA, EMTN
1.680%, due 02/26/25[2]	EUR	100,000	114,025
FCC Aqualia SA
1.413%, due 06/08/22[2]	EUR	150,000	171,308

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Spain—(concluded)
Telefonica Emisiones SA
5.520%, due 03/01/49		200,000	209,613
Total Spain corporate bonds			964,971

Sweden—0.2%
Akelius Residential Property AB, EMTN
1.750%, due 02/07/25[2]	EUR	100,000	113,343

United Kingdom—4.3%
Anglian Water Services Financing PLC, EMTN
4.500%, due 02/22/26[2]	GBP	100,000	141,712
Barclays Bank PLC
9.500%, due 08/07/21[2]	GBP	50,000	75,674
Barclays Bank PLC, EMTN
6.625%, due 03/30/22[2]	EUR	50,000	64,703
Barclays PLC
(fixed, converts to FRN on 10/06/22), 2.375%, due 10/06/23[2]	GBP	100,000	129,485
Barclays PLC, EMTN
(fixed, converts to FRN on 11/11/20), 2.625%, due 11/11/25[2]	EUR	100,000	113,135
BAT International Finance PLC, EMTN
0.875%, due 10/13/23[2]	EUR	100,000	112,121
BUPA Finance PLC
(fixed, converts to FRN on 09/16/20), 6.125%, due 09/16/20[3]	GBP	30,000	40,929
Diageo Capital PLC
3.875%, due 04/29/43		40,000	40,478
HSBC Holdings PLC
5.100%, due 04/05/21		80,000	83,391
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/27), 3.574%, due 11/07/28		220,000	211,447
Nationwide Building Society, EMTN
(fixed, converts to FRN on 07/25/24), 2.000%, due 07/25/29[2]	EUR	100,000	110,292
Phoenix Group Holdings PLC, EMTN
4.125%, due 07/20/22[2]	GBP	150,000	200,253
Prudential PLC, EMTN
(fixed, converts to FRN on 07/20/35), 5.000%, due 07/20/55[2]	GBP	100,000	141,797

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24		200,000	204,609
6.100%, due 06/10/23		60,000	63,746
SSE PLC
(fixed, converts to FRN on 09/10/20), 3.875%, due 09/10/20[2,3]	GBP	100,000	130,930
Tesco Property Finance 4 PLC
5.801%, due 10/13/40[2]	GBP	136,815	215,138
Thames Water Utilities Finance PLC, EMTN
5.125%, due 09/28/37[2]	GBP	50,000	82,708
Virgin Money Holdings UK PLC, GMTN
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2]	GBP	100,000	129,977
Vodafone Group PLC
4.375%, due 02/19/43		25,000	22,520
WPP Finance 2010
3.750%, due 09/19/24		40,000	39,470
Yorkshire Water Finance PLC, EMTN
(fixed, converts to FRN on 03/22/23), 3.750%, due 03/22/46[2]	GBP	100,000	134,637
Total United Kingdom corporate bonds			2,489,152

United States—18.6%
ABB Finance USA, Inc.
2.875%, due 05/08/22		50,000	50,384
Abbott Laboratories
3.750%, due 11/30/26		20,000	20,781
4.900%, due 11/30/46		60,000	69,374
AbbVie, Inc.
1.375%, due 05/17/24	EUR	100,000	115,693
4.250%, due 11/14/28		60,000	61,340
4.400%, due 11/06/42		30,000	27,886
4.875%, due 11/14/48		55,000	54,181
Albemarle Corp.
5.450%, due 12/01/44		70,000	72,449
Alphabet, Inc.
1.998%, due 08/15/26[6]		90,000	84,973
Altria Group, Inc.
4.250%, due 08/09/42		120,000	104,527
4.400%, due 02/14/26		40,000	41,199

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
5.950%, due 02/14/49	40,000	42,917
Amazon.com, Inc.
2.800%, due 08/22/24	110,000	110,234
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	59,233	59,535
American Express Co.
3.400%, due 02/27/23	90,000	91,410
Amgen, Inc.
4.400%, due 05/01/45	30,000	29,583
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.500%, due 12/01/22	10,000	10,105
4.250%, due 12/01/27[6]	30,000	30,223
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26[5]	60,000	60,220
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25	40,000	41,705
4.750%, due 01/23/29	40,000	42,593
Apache Corp.
4.250%, due 01/15/44	90,000	79,898
Apple, Inc.
3.850%, due 08/04/46	70,000	70,937
AT&T, Inc.
3.000%, due 02/15/22	60,000	60,254
4.350%, due 03/01/29	100,000	102,193
4.750%, due 05/15/46	100,000	98,098
5.550%, due 08/15/41	60,000	64,259
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23	30,000	30,745
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	40,000	37,681
Bank of America Corp., MTN
3.875%, due 08/01/25	300,000	310,815
BAT Capital Corp.
3.557%, due 08/15/27	40,000	37,905
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24	100,000	99,794
Burlington Northern Santa Fe LLC
5.400%, due 06/01/41	50,000	60,073
Capital One Financial Corp.
3.200%, due 02/05/25	90,000	88,161

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Celgene Corp.
3.875%, due 08/15/25		70,000	71,859
CF Industries, Inc.
5.150%, due 03/15/34		40,000	38,000
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22		50,000	51,747
4.500%, due 02/01/24		60,000	62,502
5.375%, due 05/01/47		20,000	19,925
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[5]		155,000	156,752
Chubb INA Holdings, Inc.
2.500%, due 03/15/38	EUR	100,000	119,401
Cigna Corp.
3.400%, due 09/17/21[5]		50,000	50,533
4.375%, due 10/15/28[5]		50,000	51,824
4.900%, due 12/15/48[5]		30,000	31,047
Citigroup, Inc.
3.875%, due 10/25/23		200,000	208,051
4.600%, due 03/09/26		30,000	31,361
4.650%, due 07/23/48		100,000	107,708
Comcast Corp.
3.950%, due 10/15/25		50,000	52,313
4.150%, due 10/15/28		40,000	42,172
4.700%, due 10/15/48		30,000	32,673
4.750%, due 03/01/44		20,000	21,719
4.950%, due 10/15/58		20,000	22,101
Conagra Brands, Inc.
3.800%, due 10/22/21		20,000	20,371
4.600%, due 11/01/25		50,000	52,611
5.400%, due 11/01/48		40,000	40,279
Consumers Energy Co.
3.250%, due 08/15/46		30,000	27,515
CVS Health Corp.
3.350%, due 03/09/21		40,000	40,326
4.300%, due 03/25/28		60,000	60,852
5.050%, due 03/25/48		40,000	40,317
5.125%, due 07/20/45		60,000	61,187
Dell International LLC/EMC Corp.
5.300%, due 10/01/29[5]		90,000	90,583
8.350%, due 07/15/46[5]	90,000		108,782
Dominion Energy, Inc.,
Series D,
2.850%, due 08/15/26	30,000		28,880

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
DowDuPont, Inc.
4.493%, due 11/15/25	30,000		31,981
DTE Energy Co.
6.375%, due 04/15/33	60,000		74,440
Duke Energy Carolinas LLC
4.000%, due 09/30/42	55,000		56,669
Eaton Corp.
4.150%, due 11/02/42	40,000		40,129
Eli Lilly & Co.
3.100%, due 05/15/27	20,000		20,093
Enable Midstream Partners LP
3.900%, due 05/15/24[7]	40,000		39,738
Energy Transfer Operating LP
4.500%, due 04/15/24	40,000		41,792
6.000%, due 06/15/48	50,000		54,069
6.050%, due 06/01/41	70,000		75,017
EnLink Midstream Partners LP
4.400%, due 04/01/24	60,000		59,400
Enterprise Products Operating LLC
4.850%, due 03/15/44	40,000		42,536
ERAC USA Finance LLC
5.625%, due 03/15/42[5]	40,000		45,353
ERP Operating LP
3.375%, due 06/01/25	50,000		50,786
Exelon Corp.
3.400%, due 04/15/26	40,000		39,978
FedEx Corp.
4.550%, due 04/01/46	20,000		19,309
Ford Motor Co.
8.900%, due 01/15/32	180,000		207,283
Freeport-McMoRan, Inc.
3.875%, due 03/15/23	100,000		98,561
General Electric Co.
2.125%, due 05/17/37	EUR	100,000	101,595
4.125%, due 10/09/42	30,000		26,079
General Electric Co., GMTN
3.150%, due 09/07/22	30,000		29,902
General Electric Co., MTN
4.375%, due 09/16/20	30,000		30,559
6.750%, due 03/15/32	40,000		46,246
General Motors Financial Co., Inc.
3.200%, due 07/06/21[6]	60,000		59,748

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
4.350%, due 04/09/25	110,000		109,593
Gilead Sciences, Inc.
4.750%, due 03/01/46	30,000		31,459
4.800%, due 04/01/44	35,000		36,826
Glencore Funding LLC
4.125%, due 05/30/23[5]	50,000		50,927
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	40,000		42,411
Goldman Sachs Group, Inc./The, EMTN
1.625%, due 07/27/26[2]	EUR	80,000	92,071
2.000%, due 07/27/23[2]	EUR	170,000	200,899
2.000%, due 11/01/28[2]	EUR	40,000	46,615
Hartford Financial Services Group, Inc./The
4.300%, due 04/15/43	40,000		39,954
4.400%, due 03/15/48	60,000		60,768
HCP, Inc.
3.875%, due 08/15/24	50,000		50,986
Home Depot, Inc./The
4.875%, due 02/15/44	30,000		34,489
Honeywell International, Inc.
1.800%, due 10/30/19	40,000		39,803
Illinois Tool Works, Inc.
2.650%, due 11/15/26	60,000		59,183
JPMorgan Chase & Co.
3.200%, due 01/25/23	350,000		354,961
3.625%, due 12/01/27	90,000		89,532
Kinder Morgan, Inc.
3.150%, due 01/15/23[6]	100,000		100,233
5.625%, due 11/15/23[5]	30,000		32,887
Kraft Heinz Foods Co.
4.875%, due 02/15/25[5]	50,000		51,144
5.000%, due 06/04/42	60,000		56,869
Kroger Co./The
3.700%, due 08/01/27[6]	75,000		73,840
3.875%, due 10/15/46	20,000		16,670
4.650%, due 01/15/48	30,000		27,847
Liberty Mutual Group, Inc.
2.750%, due 05/04/26[2]	EUR	140,000	170,671
4.250%, due 06/15/23[5]	23,000		23,841
4.569%, due 02/01/29[5]	50,000		52,051
Lincoln National Corp.
3.800%, due 03/01/28	90,000		91,291

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Lowe’s Cos., Inc.
4.250%, due 09/15/44	50,000	47,815
Marathon Oil Corp.
3.850%, due 06/01/25	50,000	50,649
Medtronic, Inc.
4.625%, due 03/15/45	6,000	6,867
Merck & Co., Inc.
3.700%, due 02/10/45	20,000	19,839
Microsoft Corp.
2.400%, due 08/08/26	30,000	29,111
3.500%, due 11/15/42	40,000	39,783
3.700%, due 08/08/46	50,000	51,186
Molson Coors Brewing Co.
3.000%, due 07/15/26	30,000	28,414
Monongahela Power Co.
5.400%, due 12/15/43[5]	30,000	36,219
Morgan Stanley
6.375%, due 07/24/42	30,000	39,078
Morgan Stanley, GMTN
2.500%, due 04/21/21	180,000	178,941
4.000%, due 07/23/25	70,000	72,092
4.350%, due 09/08/26	50,000	51,337
MPLX LP
5.200%, due 03/01/47	40,000	40,659
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29	30,000	31,191
NBCUniversal Media LLC
4.375%, due 04/01/21	90,000	92,896
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28	50,000	52,236
7.000%, due 05/01/32	70,000	94,194
PacifiCorp
6.000%, due 01/15/39	60,000	75,995
Philip Morris International, Inc.
4.250%, due 11/10/44	60,000	58,375
Phillips 66
4.650%, due 11/15/34	30,000	32,257
Phillips 66 Partners LP
4.680%, due 02/15/45	25,000	24,540
PPL Capital Funding, Inc.
4.700%, due 06/01/43	90,000	93,958

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Procter & Gamble Co./The
2.450%, due 11/03/26	40,000	39,005
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	58,615
4.300%, due 05/20/47	30,000	28,654
Reynolds American, Inc.
4.450%, due 06/12/25	50,000	51,373
5.700%, due 08/15/35	20,000	20,711
Rowan Cos., Inc.
7.875%, due 08/01/19	30,000	30,075
Schlumberger Holdings Corp.
3.000%, due 12/21/20[5]	50,000	50,205
Sempra Energy
6.000%, due 10/15/39	50,000	58,734
Southern Co./The
3.250%, due 07/01/26	60,000	58,871
4.400%, due 07/01/46	30,000	30,241
Southwestern Electric Power Co.
6.200%, due 03/15/40	80,000	98,341
SunTrust Banks, Inc.
2.700%, due 01/27/22	70,000	69,796
Swiss Re Treasury US Corp.
4.250%, due 12/06/42[5]	50,000	51,517
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[5]	40,000	44,691
Time Warner Cable LLC
4.500%, due 09/15/42	40,000	35,091
5.000%, due 02/01/20	80,000	81,326
TWDC Enterprises 18 Corp., MTN
1.850%, due 07/30/26	30,000	27,805
Union Pacific Corp.
4.050%, due 11/15/45	30,000	29,245
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	45,718	45,154
United Technologies Corp.
3.350%, due 08/16/21	30,000	30,407
3.950%, due 08/16/25	40,000	41,570
4.625%, due 11/16/48	30,000	31,901
Valero Energy Corp.
4.900%, due 03/15/45	55,000	58,107

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Verizon Communications, Inc.
3.376%, due 02/15/25	30,000	30,416
3.875%, due 02/08/29	40,000	41,124
5.250%, due 03/16/37	30,000	33,827
5.500%, due 03/16/47	90,000	105,528
Virginia Electric & Power Co.,
Series C,
4.000%, due 11/15/46	40,000	40,217
VMware, Inc.
3.900%, due 08/21/27	60,000	57,723
Walt Disney Co./The
6.200%, due 12/15/34[5]	120,000	156,813
Wells Fargo & Co.
2.100%, due 07/26/21	50,000	49,219
3.069%, due 01/24/23	80,000	80,138
Wells Fargo & Co., MTN
2.625%, due 07/22/22[6]	70,000	69,504
Williams Cos., Inc./The
4.300%, due 03/04/24	60,000	62,408
4.550%, due 06/24/24	30,000	31,684
4.900%, due 01/15/45	20,000	20,004

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41	100,000		106,580
Total United States corporate bonds			10,638,852
Total corporate bonds (cost—$22,415,646)			22,234,200

Collateralized debt obligation—0.0%†
Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[5,8,9] (cost—$8,093,887)	8,000,000		0

Collateralized mortgage obligation—0.0%†
United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
4.581%, due 04/25/35[10] (cost—$6,639)	52,356		674

Non-US government obligation—0.2%
Italy—0.2%
Italy Buoni Poliennali Del Tesoro
1.350%, due 04/15/22 (cost—$111,069)	EUR	100,000	113,283

	Number of shares
Exchange traded funds—9.3%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	44,640		2,645,813

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
iShares JP Morgan EM Local Currency Bond ETF[6]	62,139	2,724,174
Total exchange traded funds (cost—$5,128,109)		5,369,987

Short-term investments—45.6%
Investment company—5.8%
State Street Institutional U.S. Government Money Market Fund	3,303,087	3,303,087

	Face amount[1]
U.S. treasury obligations—39.8%
US Treasury Bills
2.427%, due 04/04/19[11]	10,000,000	9,998,027
2.434%, due 06/13/19[11]	4,900,000	4,876,474
2.440%, due 06/13/19[11]	8,000,000	7,961,229
Total U.S. treasury obligations (cost—$22,835,528)		22,835,730
Total short-term investments (cost—$26,138,615)		26,138,817

	Number of shares
Investment of cash collateral from securities loaned—3.8%
Money market fund—3.8%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,193,468)	2,193,468	2,193,468
Total investments (cost—$64,087,433)[12]—97.7%		56,050,429
Other assets in excess of liabilities—2.3%		1,296,139
Net assets—100.0%		$57,346,568

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:

22	CAD	S&P TSX 60 Index Futures	June 2019	3,145,093	3,151,300	6,207
2	EUR	DAX Index Futures	June 2019	644,756	646,942	2,186
154	EUR	EURO STOXX 600 Bank Index Futures	June 2019	1,166,170	1,160,013	(6,157)
8	EUR	FTSE MIB Index Futures	June 2019	894,947	930,649	35,702
15	GBP	FTSE 100 Index Futures	June 2019	1,386,045	1,408,892	22,847
26	HKD	Hang Seng China Enterprises Index Futures	April 2019	1,867,910	1,883,605	15,695
34	JPY	TOPIX Index Futures	June 2019	4,912,044	4,883,876	(28,168)
64	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2019	3,313,312	3,383,680	70,368
4	USD	S&P 500 E-Mini Index Futures	June 2019	555,312	567,560	12,248
Interest rate futures buy contracts:

3	CAD	Canada Government Bond 10 Year Futures	June 2019	305,514	312,134	6,620
3	EUR	German Euro BOBL Futures	June 2019	446,703	448,049	1,346
US Treasury futures buy contracts:

21	USD	US Treasury Note 5 Year Futures	June 2019	2,415,359	2,432,391	17,032
Total				21,053,165	21,209,091	155,926

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures sell contracts:

23	AUD	ASX SPI 200 Index Futures	June 2019	(2,523,958)	(2,519,487)	4,471
35	EUR	CAC 40 Index Futures	April 2019	(2,051,179)	(2,097,729)	(46,550)
10	EUR	EURO STOXX 50 Index Futures	June 2019	(359,514)	(367,037)	(7,523)
46	USD	MSCI Taiwan Index Futures	April 2019	(1,775,508)	(1,797,220)	(21,712)
Interest rate futures sell contracts:

28	EUR	German Euro Bund Futures	June 2019	(5,118,681)	(5,224,575)	(105,894)
10	GBP	United Kingdom Long Gilt Bond Futures	June 2019	(1,654,593)	(1,684,979)	(30,386)
US Treasury futures sell contracts:

16	USD	Ultra Long US Treasury Bond Futures	June 2019	(2,582,102)	(2,688,000)	(105,898)
5	USD	US Treasury Note 10 Year Futures	June 2019	(610,813)	(621,094)	(10,281)
1	USD	US Ultra Treasury Note 10 Year Futures	June 2019	(129,092)	(132,781)	(3,689)
Total				(16,805,440)	(17,132,902)	(327,462)
Net unrealized depreciation						(171,536)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	BRL	1,610,000	USD	429,746	04/23/19	19,109
CITI	CNY	7,870,000	USD	1,161,812	04/23/19	(9,232)
CITI	KRW	2,810,000,000	USD	2,514,879	04/23/19	37,801
CITI	TWD	14,400,000	USD	469,306	04/23/19	1,478
CITI	USD	317,578	CNY	2,150,000	04/23/19	2,339
CITI	USD	912,648	COP	2,864,801,000	04/23/19	(15,193)
GSI	THB	28,962,495	USD	915,000	04/23/19	1,880
GSI	USD	915,000	MYR	3,759,278	04/23/19	5,399
JPMCB	EUR	6,910,000	USD	7,937,447	04/23/19	172,361
JPMCB	USD	1,835,000	SEK	16,897,293	04/23/19	(14,716)
SSC	AUD	3,460,000	USD	2,488,316	04/23/19	30,511
SSC	CAD	3,745,000	USD	2,828,639	04/23/19	24,652
SSC	CAD	335,000	USD	250,062	04/23/19	(762)
SSC	CHF	1,900,000	USD	1,928,688	04/23/19	16,763
SSC	GBP	1,670,000	USD	2,172,121	04/23/19	(5,279)
SSC	HKD	2,430,000	USD	310,272	04/23/19	508
SSC	JPY	65,700,000	USD	600,254	04/23/19	6,350
SSC	MXN	6,420,000	AUD	464,328	04/23/19	198
SSC	NZD	8,110,000	USD	5,488,897	04/23/19	(36,156)
SSC	USD	2,363,566	EUR	2,090,000	04/23/19	(14,936)
SSC	USD	3,366,790	JPY	365,800,000	04/23/19	(60,092)
SSC	USD	3,753,475	MXN	72,440,000	04/23/19	(34,025)
SSC	USD	1,884,356	NOK	16,020,000	04/23/19	(25,413)
SSC	USD	1,765,063	SEK	15,770,000	04/23/19	(66,218)
Net unrealized appreciation						37,327

Credit default swap agreements on corporate issues—sell protection13

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14] (%)	Upfront payments received ($)	Value($)	Unrealized appreciation ($)
JPMCB	Teck Resources Ltd., bond, 3.150%, due 03/20/20	USD	90	03/20/20	Quarterly	1.000	1,410	1,021	2,431

Centrally cleared credit default swap agreements on credit indices—buy protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[14](%)	Upfront payments received ($)	Value($)	Unrealized depreciation($)
CDX North American Investment Grade 32 Index	USD	12,500	06/20/24	Quarterly	1.000	195,978	(227,902)	(31,924)
iTraxx Europe Series 31 Index	EUR	6,100	06/20/24	Quarterly	1.000	123,810	(126,070)	(2,260)
Total						319,788	(353,972)	(34,184)

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[14](%)	Upfront payments made($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 32 Index	USD	1,600	06/20/24	Quarterly	5.000	(90,560)	108,129	17,569
iTraxx Europe Crossover Series 31 Index	EUR	600	06/20/24	Quarterly	5.000	(77,055)	74,709	(2,346)
Total						(167,615)	182,838	15,223

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	22,234,200	—	22,234,200
Collateralized debt obligation	—	—	0	0
Collateralized mortgage obligation	—	674	—	674
Non-US government obligation	—	113,283	—	113,283
Exchange traded funds	5,369,987	—	—	5,369,987
Short-term investments	—	26,138,817	—	26,138,817
Investment of cash collateral from securities loaned	—	2,193,468	—	2,193,468
Futures contracts	194,722	—	—	194,722
Forward foreign currency contracts	—	319,349	—	319,349
Swap agreements	—	183,859	—	183,859
Total	5,564,709	51,183,650	0	56,748,359

Liabilities
Futures contracts	(366,258)	—	—	(366,258)
Forward foreign currency contracts	—	(282,022)	—	(282,022)
Swap agreements	—	(353,972)	—	(353,972)
Total	(366,258)	(635,994)	—	(1,002,252)

At March 31, 2019, there were no transfers between Level 1 and Level 2. At June 30, 2018, $38,046 and $(538,903) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

†                 Amount represents less than 0.05%.

1                 In US dollars unless otherwise indicated.

2                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                 Perpetual investment. Date shown reflects the next call date.

4                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,334,523, represented 2.3% of the Fund’s net assets at period end.

6                 Security, or portion thereof, was on loan at the period end.

7                 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8                 Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

9                 Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

10          Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11          Rate shown is the discount rate at the date of purchase unless otherwise noted.

12          Includes $2,146,598 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,193,468.

13          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

14          Payments made or received are based on the notional amount.

15          If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification – March 31, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	0.6%
Airlines	0.7
Auto components	0.7
Automobiles	0.6
Banks	3.2
Biotechnology	1.1
Building products	0.4
Capital markets	0.3
Chemicals	1.0
Commercial services & supplies	0.5
Communications equipment	0.1
Consumer finance	1.1
Distributors	0.2
Diversified financial services	0.7
Diversified telecommunication services	0.6
Electric utilities	0.1
Electrical equipment	0.2
Electronic equipment, instruments & components	0.4
Energy equipment & services	0.1
Entertainment	1.9
Equity real estate investment trusts	0.4
Food & staples retailing	0.8
Food products	0.8
Health care equipment & supplies	0.8
Health care providers & services	0.8
Hotels, restaurants & leisure	0.7
Household durables	0.4
Industrial conglomerates	0.2
Insurance	2.5
Interactive media & services	1.3
Internet & direct marketing retail	1.6
IT services	1.5
Life sciences tools & services	0.2
Machinery	1.4
Marine	0.1
Media	0.2
Metals & mining	1.1
Multi-utilities	0.3
Multiline retail	0.2
Oil, gas & consumable fuels	2.2
Personal products	0.7
Pharmaceuticals	2.9
Real estate management & development	0.2
Road & rail	0.2
Semiconductors & semiconductor equipment	2.4
Software	2.6
Specialty retail	0.6
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	0.7
Tobacco	0.9
Trading companies & distributors	0.6
Wireless telecommunication services	0.4
Total common stocks	45.0%
Non-US government obligations	4.0
U.S. treasury obligations	6.1
Exchange traded funds	9.1
Investment company	7.6
Short-term investments	25.1
Option purchased	0.1
Investment of cash collateral from securities loaned	2.0
Total investments	99.0%
Other assets in excess of liabilities	1.0
Net assets	100.0%

1          Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2          The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—45.0%
Australia—0.4%
Coles Group Ltd.*	48,180	405,391
Rio Tinto Ltd.	9,019	627,010
Total Australia common stocks		1,032,401

Austria—0.3%
Erste Group Bank AG*	23,569	866,126

Belgium—0.3%
Euronav N.V.[1]	45,452	369,902
Galapagos N.V.*,1	2,501	291,491
Total Belgium common stocks		661,393

Bermuda—0.7%
Jardine Matheson Holdings Ltd.	7,100	442,756
Marvell Technology Group Ltd.	33,365	663,630
Norwegian Cruise Line Holdings Ltd.*	14,564	800,437
Total Bermuda common stocks		1,906,823

Canada—0.9%
Canadian Natural Resources Ltd.	20,855	572,582
Enerplus Corp.	43,630	365,665
Entertainment One Ltd.	85,219	495,919
Husky Energy, Inc.	45,608	452,206
Paramount Resources Ltd., Class A*,1	20,621	109,868
Toronto-Dominion Bank/The	9,450	512,825
Total Canada common stocks		2,509,065

Cayman Islands—0.3%
Alibaba Group Holding Ltd., ADR*,1	869	158,549
WH Group Ltd.[2]	616,000	659,163
Total Cayman Islands common stocks		817,712

Denmark—0.4%
AP Moller - Maersk A/S, Class B	300	380,533
Genmab A/S*	3,567	619,029
Total Denmark common stocks		999,562

Finland—0.2%
Sampo Oyj, Class A	14,066	637,611

France—0.9%
Publicis Groupe SA	9,077	485,993
Sanofi	9,856	870,547

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Thales SA	5,709	683,635
Valeo SA	12,756	369,889
Total France common stocks		2,410,064

Germany—0.9%
Infineon Technologies AG	27,422	544,002
LANXESS AG	10,901	581,329
SAP SE	8,814	1,018,372
thyssenkrupp AG	26,989	370,716
Total Germany common stocks		2,514,419

Hong Kong—0.8%
AIA Group Ltd.	164,117	1,633,863
Power Assets Holdings Ltd.	56,500	391,904
Total Hong Kong common stocks		2,025,767

Ireland—0.7%
Allegion PLC	5,953	539,997
Allergan PLC	6,442	943,173
Ryanair Holdings PLC, ADR*	6,992	523,980
Total Ireland common stocks		2,007,150

Italy—0.8%
Autogrill SpA	47,389	455,835
Banca Mediolanum SpA	147,512	1,044,953
Infrastrutture Wireless Italiane SpA[2]	79,080	707,003
Total Italy common stocks		2,207,791

Japan—5.1%
Inpex Corp.	77,000	733,317
ITOCHU Corp.	48,300	872,695
Katitas Co. Ltd.[1]	12,600	431,444
Kissei Pharmaceutical Co. Ltd.	11,500	300,704
Kose Corp.	2,700	495,272
Makita Corp.	13,200	459,135
MINEBEA MITSUMI, Inc.	47,000	705,233
Nabtesco Corp.	21,200	616,891
Nintendo Co. Ltd.	2,700	768,853
ORIX Corp.	66,800	958,031
Otsuka Holdings Co. Ltd.	14,500	568,984
Shin-Etsu Chemical Co. Ltd.	12,400	1,038,275
SoftBank Group Corp.	6,600	639,872

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sony Corp.	24,100	1,010,056
Sumitomo Electric Industries Ltd.	39,800	527,351
Sumitomo Mitsui Financial Group, Inc.	23,000	804,367
Takeda Pharmaceutical Co. Ltd.	26,200	1,068,756
Tokyo Electron Ltd.[1]	3,000	433,096
Toyota Industries Corp.	11,600	580,890
Toyota Motor Corp.[1]	16,000	936,497
Total Japan common stocks		13,949,719

Jersey—0.4%
Aptiv PLC	6,322	502,536
Glencore PLC*	117,882	488,165
Total Jersey common stocks		990,701

Netherlands—1.6%
ABN AMRO Group N.V. CVA[2]	42,369	955,301
ASR Nederland N.V.	24,022	999,722
Koninklijke Ahold Delhaize N.V.	28,874	768,439
NXP Semiconductors N.V.	8,161	721,351
Unilever N.V. CVA	16,286	945,960
Total Netherlands common stocks		4,390,773

Norway—0.3%
Telenor ASA	43,376	868,531

Spain—0.4%
Banco Bilbao Vizcaya Argentaria SA	166,639	952,021

Switzerland—1.4%
Cie Financiere Richemont SA (Registered)	11,521	839,300
Nestle SA (Registered)	8,333	794,177
Novartis AG (Registered)	12,234	1,176,774
Zurich Insurance Group AG	2,958	979,118
Total Switzerland common stocks		3,789,369

United Kingdom—4.2%
Anglo American PLC[1]	35,340	945,197
Ashtead Group PLC	33,639	811,638
Babcock International Group PLC	65,388	420,287
Barclays PLC	340,015	685,004
BP PLC	197,599	1,437,371
British American Tobacco PLC	24,316	1,011,552

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Centrica PLC	497,647	740,199
GlaxoSmithKline PLC	38,127	792,947
HSBC Holdings PLC	126,616	1,027,890
LivaNova PLC*	9,100	884,975
Sage Group PLC/The	118,718	1,084,225
Spectris PLC	19,408	634,476
Tesco PLC	311,380	941,297
Total United Kingdom common stocks		11,417,058

United States—24.0%
Abbott Laboratories	5,537	442,628
Activision Blizzard, Inc.	8,102	368,884
Adobe, Inc.*	2,114	563,360
AGCO Corp.	10,618	738,482
Alexion Pharmaceuticals, Inc.*	3,639	491,920
Align Technology, Inc.*	687	195,335
Alnylam Pharmaceuticals, Inc.*	2,098	196,058
Alphabet, Inc., Class A*	1,156	1,360,485
Amazon.com, Inc.*	2,029	3,613,142
American Express Co.	15,149	1,655,786
Ameriprise Financial, Inc.	6,656	852,634
Anthem, Inc.	1,196	343,228
Apple, Inc.	6,154	1,168,952
Applied Materials, Inc.	9,519	377,524
Arista Networks, Inc.*	1,145	360,057
Autodesk, Inc.*	3,027	471,667
Bio-Rad Laboratories, Inc., Class A*	1,865	570,093
Bluebird Bio, Inc.*	1,053	165,668
Carvana Co.*,1	3,050	177,083
Caterpillar, Inc.	4,446	602,389
CF Industries Holdings, Inc.	693	28,330
Coherus Biosciences, Inc.*,1	10,109	137,887
Concho Resources, Inc.	9,399	1,042,913
Cooper Cos., Inc./The	934	276,623
Crown Castle International Corp.	3,300	422,400
Danaher Corp.	2,960	390,779
Delta Air Lines, Inc.	24,365	1,258,452
Dollar General Corp.	4,032	481,018
Elanco Animal Health, Inc.*	1,783	57,181
Electronic Arts, Inc.*	3,879	394,223
Eli Lilly & Co.	1	130

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Estee Lauder Cos., Inc./The, Class A	2,396	396,658
Expedia Group, Inc.	4,980	592,620
Facebook, Inc., Class A*	10,990	1,831,923
First Republic Bank	2,189	219,907
Gardner Denver Holdings, Inc.*	28,466	791,639
General Motors Co.	15,302	567,704
GoDaddy, Inc., Class A*	4,637	348,656
Halliburton Co.	5,065	148,404
HealthEquity, Inc.*	1,878	138,934
HEICO Corp., Class A	2,887	242,681
Hess Corp.	12,697	764,740
Hyatt Hotels Corp., Class A	5,574	404,505
IAC/InterActiveCorp*	1,462	307,181
Incyte Corp.*	8,804	757,232
IPG Photonics Corp.*	3,408	517,266
Ironwood Pharmaceuticals, Inc.*,1	32,829	444,176
Johnson & Johnson	14,575	2,037,439
JPMorgan Chase & Co.	13,864	1,403,453
KLA-Tencor Corp.	3,240	386,888
Laboratory Corp. of America Holdings*	4,445	679,996
Lam Research Corp.	2,036	364,464
LKQ Corp.*	19,774	561,186
Lululemon Athletica, Inc.*	2,338	383,128
Marsh & McLennan Cos., Inc.	16,799	1,577,426
Masco Corp.	16,734	657,814
McDonald’s Corp.	1,942	368,786
MetLife, Inc.	20,876	888,691
Michaels Cos., Inc./The*,1	31,809	363,259
Micron Technology, Inc.*	20,466	845,860
Microsoft Corp.	17,756	2,094,143
Mondelez International, Inc., Class A	15,139	755,739
MSA Safety, Inc.	4,883	504,902
NetApp, Inc.	3,928	272,368
Netflix, Inc.*	1,551	553,025
NIKE, Inc., Class B	8,372	705,006
NVIDIA Corp.	2,378	426,994
Philip Morris International, Inc.	17,412	1,539,047
Qorvo, Inc.*	5,137	368,477
Rockwell Automation, Inc.	3,100	543,926
Ross Stores, Inc.	4,145	385,899
salesforce.com, Inc.*	7,522	1,191,259

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares		Value ($)
Common stocks—(concluded)
United States—(concluded)
ServiceNow, Inc.*	2,393		589,851
Sherwin-Williams Co./The	1,102		474,642
Simon Property Group, Inc.	4,185		762,549
Skyworks Solutions, Inc.	4,124		340,147
Spirit AeroSystems Holdings, Inc., Class A	8,553		782,856
Square, Inc., Class A*	1,828		136,954
Steel Dynamics, Inc.	17,258		608,690
Stericycle, Inc.*,1	5,663		308,180
Synchrony Financial	45,333		1,446,123
T-Mobile US, Inc.*	5,255		363,120
Take-Two Interactive Software, Inc.*	7,530		710,606
Teradyne, Inc.	8,323		331,588
TJX Cos., Inc./The	13,396		712,801
Union Pacific Corp.	3,604		602,589
UnitedHealth Group, Inc.	3,911		967,034
Universal Display Corp.	4,225		645,791
Visa, Inc., Class A	14,350		2,241,326
Walt Disney Co./The	15,570		1,728,737
Wells Fargo & Co.	24,433		1,180,603
Western Digital Corp.	13,761		661,354
Westlake Chemical Corp.	7,515		509,968
Worldpay, Inc., Class A*	13,088		1,473,365
Total United States common stocks			65,117,586
Total common stocks (cost—$114,010,038)			122,071,642

	Face amount
Non-US government obligations—4.0%
Australia—0.1%
Commonwealth of Australia,
Series 126,
4.500%, due 04/15/20[3]	AUD	486,000	355,477

Austria—0.1%
Republic of Austria
1.200%, due 10/20/25[2,3]	EUR	37,000	45,266

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount		Value($)
Non-US government obligations—(continued)
Austria—(concluded)
3.150%, due 06/20/44[2,3]	EUR	67,000	112,408
			157,674
Belgium—0.1%
Kingdom of Belgium,
Series 71,
3.750%, due 06/22/45[3]	EUR	125,000	217,213

Canada—0.1%
Government of Canada
2.250%, due 06/01/25	CAD	221,000	172,045
2.750%, due 12/01/64	CAD	82,000	77,846
			249,891
France—0.6%
France Government Bond OAT
0.500%, due 05/25/26[3]	EUR	741,000	863,561
2.500%, due 05/25/30[3]	EUR	262,000	361,466
3.250%, due 05/25/45[3]	EUR	116,000	190,389
Series E,
1.800%, due 07/25/40[2,3]	EUR	205,585	341,450
			1,756,866
Ireland—0.0%†
Republic of Ireland
2.000%, due 02/18/45[3]	EUR	48,000	61,385

Italy—0.4%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[2,3]	EUR	60,000	59,470
2.550%, due 09/15/41[2,3]	EUR	367,778	434,907
3.250%, due 09/01/46[2,3]	EUR	215,000	235,964
4.000%, due 02/01/37[2,3]	EUR	309,000	386,756
4.750%, due 09/01/44[2,3]	EUR	25,000	34,089
			1,151,186
Japan—0.8%
Japan Government Five Year Bond,
Series 122,
0.100%, due 12/20/19	JPY	55,000,000	497,223

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Japan—(concluded)
Japan Government Thirty Year Bond,
Series 51,
0.300%, due 06/20/46	JPY	32,000,000	275,749
Japan Government Twenty Year Bond,
Series 156,
0.400%, due 03/20/36	JPY	137,350,000	1,274,915
			2,047,887
New Zealand—1.2%
New Zealand Government Bond,
Series 0925,
2.000%, due 09/20/25[3,4]	NZD	4,030,378	3,211,723

Spain—0.5%
Kingdom of Spain
1.450%, due 10/31/27[2,3]	EUR	250,000	294,032
2.900%, due 10/31/46[2,3]	EUR	220,000	283,803
3.450%, due 07/30/66[2,3]	EUR	10,000	13,941
4.200%, due 01/31/37[2,3]	EUR	44,000	68,100
4.800%, due 01/31/24[2,3]	EUR	451,000	618,716
5.150%, due 10/31/44[2,3]	EUR	110,000	197,958
			1,476,550
United Kingdom—0.1%
United Kingdom Gilt
1.500%, due 07/22/47[3]	GBP	73,000	93,843
3.500%, due 01/22/45[3]	GBP	120,000	220,163
			314,006
Total non-US government obligations (cost—$10,475,180)			10,999,858

	Face amount ($)
U.S. treasury obligations—6.1%
US Treasury Bonds
2.750%, due 11/15/42	423,000		421,794
2.875%, due 05/15/43	817,000		831,266
2.875%, due 08/15/45	37,000		37,579
3.000%, due 11/15/45	97,000		100,903
2.500%, due 02/15/46	461,000		434,546
2.250%, due 08/15/46	490,000		437,976
2.750%, due 08/15/47	333,000		329,046

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
U.S. treasury obligations—(concluded)
US Treasury Inflation Index Notes (TIPS)
0.125%, due 01/15/23	185,375	183,320
0.375%, due 07/15/25	1,273,644	1,273,121
0.750%, due 02/15/45	673,382	648,028
US Treasury Notes
1.625%, due 12/31/19	600,000	596,367
1.500%, due 08/15/20	2,339,000	2,311,316
1.250%, due 03/31/21	497,000	487,235
1.875%, due 07/31/22	1,794,000	1,773,677
1.875%, due 10/31/22	1,037,000	1,024,564
2.000%, due 11/30/22	1,228,000	1,218,406
1.500%, due 02/28/23	346,000	336,634
1.750%, due 05/15/23	530,000	520,000
2.750%, due 07/31/23	702,000	717,000
1.375%, due 09/30/23	1,483,000	1,428,604
2.500%, due 05/15/24	1,437,000	1,454,177
Total U.S. treasury obligations (cost—$16,409,548)		16,565,559

	Number of shares
Exchange traded funds—9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	103,700	12,346,522
iShares JPMorgan USD Emerging Markets Bond ETF	112,800	12,414,768
Total exchange traded funds (cost—$25,559,497)		24,761,290

Investment company—7.6%
UBS Emerging Markets Equity Opportunity Fund [5] (cost—$22,358,890)	2,235,889	20,637,255

Short-term investments—25.1%
Investment company—15.5%
State Street Institutional U.S. Government Money Market Fund	42,091,872	42,091,872

	Face amount ($)
U.S. treasury obligations—9.6%
US Treasury Bills
2.427%, due 04/04/19[1,6]	16,000,000	15,996,843

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

		Face amount ($)		Value ($)
Short-term investments—(concluded)
U.S. treasury obligations—(concluded)
US Treasury Bills
2.440%, due 06/13/19[6]		10,000,000		9,951,536
Total U.S. treasury obligations (cost—$25,948,379)				25,948,379
Total short-term investments (cost—$68,040,251)				68,040,251

	Number of contracts	Notional amount
Option purchased—0.1%
Put option—0.1%
S&P 500 Index, strike @ $2,500, expires 09/20/19 (cost—$236,793)	49	USD	12,250,000	173,460

		Number of shares
Investment of cash collateral from securities loaned—2.0%
Money market fund—2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$5,531,773)		5,531,773		5,531,773
Total investments (cost—$262,621,970)[7]—99.0%				268,781,088
Other assets in excess of liabilities—1.0%				2,587,487
Net assets—100.0%				$271,368,575

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:

211	EUR	EURO STOXX 50 Index Futures	June 2019	7,586,044	7,744,474	158,430
77	JPY	TOPIX Index Futures	June 2019	11,122,186	11,060,543	(61,643)
324	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2019	16,969,662	17,129,880	160,218
251	USD	Russell 1000 Value E-Mini Index Futures	June 2019	14,952,195	15,262,055	309,860
Interest rate futures buy contracts:

84	AUD	Australian Bond 10 Year Futures	June 2019	8,107,351	8,264,091	156,740
252	CAD	Canada Government Bond 10 Year Futures	June 2019	25,695,194	26,219,239	524,045
33	GBP	United Kingdom Long Gilt Bond Futures	June 2019	5,455,558	5,560,431	104,873
US Treasury futures buy contracts:

60	USD	Ultra Long US Treasury Bond Futures	June 2019	9,734,677	10,080,000	345,323
Total				99,622,867	101,320,713	1,697,846

Index futures sell contracts:

24	CAD	S&P TSX 60 Index Futures	June 2019	(3,425,767)	(3,437,782)	(12,015)
93	EUR	CAC 40 Index Futures	April 2019	(5,450,277)	(5,573,966)	(123,689)
526	SEK	OMX 30 Index Futures	April 2019	(8,655,917)	(8,747,997)	(92,080)
114	USD	S&P 500 E-Mini Index Futures	June 2019	(15,686,628)	(16,175,460)	(488,832)
Interest rate futures sell contracts:

159	EUR	German Euro Bund Futures	June 2019	(29,033,163)	(29,668,119)	(634,956)
21	JPY	JGB MINI 10 Year Futures	June 2019	(2,890,508)	(2,904,340)	(13,832)
US Treasury futures sell contracts:

170	USD	US Treasury Note 2 Year Futures	June 2019	(36,107,392)	(36,225,937)	(118,545)
Total				(101,249,652)	(102,733,601)	(1,483,949)
Net unrealized appreciation						213,897

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BOA	CHF	6,700,000	USD	6,801,078	04/23/19	59,028
CIBC	CAD	8,255,000	USD	6,234,777	04/23/19	54,024
CITI	CNY	8,400,000	USD	1,240,054	04/23/19	(9,854)
CITI	NZD	12,305,000	USD	8,327,876	04/23/19	(55,080)
JPMCB	USD	6,232,562	SEK	55,680,000	04/23/19	(234,358)
JPMCB	USD	11,438,886	MXN	220,970,000	04/23/19	(93,126)
SSC	USD	1,514,329	HKD	11,860,000	04/23/19	(2,478)
SSC	USD	604,812	GBP	465,000	04/23/19	1,470
SSC	USD	2,744,764	EUR	2,405,000	04/23/19	(42,154)
SSC	USD	1,707,167	SGD	2,310,000	04/23/19	(1,993)
SSC	USD	655,844	DKK	4,260,000	04/23/19	(14,543)
SSC	USD	4,645,019	NOK	39,490,000	04/23/19	(62,644)
SSC	USD	5,846,323	JPY	635,200,000	04/23/19	(104,347)
SSC	AUD	7,550,000	USD	5,429,707	04/23/19	66,576
SSC	JPY	225,700,000	USD	2,055,040	04/23/19	14,794
SSC	DKK	4,260,000	USD	646,290	04/23/19	4,988
Net unrealized depreciation						(419,697)

Centrally cleared credit default swap agreements on credit indices—sell protection8

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[9] (%)	Upfront payments received (made) ($)	Value($)	Unrealized appreciation (depreciation) ($)
CDX Emerging Markets Series 31 Index	USD	14,200	06/20/24	Quarterly	1.000%	437,403	(530,037)	(92,634)
CDX North America Investment Grade 32 Index	USD	10,100	06/20/24	Quarterly	1.000	(173,417)	184,145	10,728
iTraxx Europe Series 31 Index	EUR	15,900	06/20/24	Quarterly	1.000	(314,738)	328,569	13,831
Total						(50,752)	(17,323)	(68,075)

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	122,071,642	—	—	122,071,642
Non-US government obligations	—	10,999,858	—	10,999,858
U.S. treasury obligations	—	16,565,559	—	16,565,559
Exchange traded funds	24,761,290	—	—	24,761,290
Investment company	20,637,255	—	—	20,637,255
Short-term investments	—	68,040,251	—	68,040,251
Option purchased	173,460	—	—	173,460
Investment of cash collateral from securities loaned	—	5,531,773	—	5,531,773
Futures contracts	1,759,489	—	—	1,759,489
Forward foreign currency contracts	—	200,880	—	200,880
Swap agreements	—	512,714	—	512,714
Total	169,403,136	101,851,035	—	271,254,171

Liabilities
Futures contracts	(1,545,592)	—	—	(1,545,592)
Forward foreign currency contracts	—	(620,577)	—	(620,577)
Swap agreements	—	(530,037)	—	(530,037)
Total	(1,545,592)	(1,150,614)	—	(2,696,206)

At March 31, 2019, there were no transfers between Level 1 and Level 2. At June 30, 2018, $57,620,704 of foreign investments, $339,957 and $(394,233) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.05%.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,448,327, represented 2.0% of the Fund’s net assets at period end.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes—(concluded)

4                 Debt security whose principal and interest payments are adjusted for inflation, unlike debt securities that make fixed payments. The interest rate paid is fixed, while the principal value rises and falls based on changes in an index. If inflation occurs, the principal and interest payments on the securities are increased to provide protection from inflationary loss. During a deflationary period, the principal and interest payments may decrease, although the security’s principal will not drop below its face amount at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country.

5                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated Fund.

Change in
net unrealized
				Net	appreciation		Net income
		Purchases	Sales	realized loss	(depreciation)		earned from
		during the	during the	during the	during the		affiliate for the
		period	period	period	period		period
	Value	ended	ended	ended	ended	Value	ended	Shares
Security description	6/30/18	3/31/19	3/31/19	3/31/19	3/31/19	3/31/19	3/31/19	3/31/19
UBS Emerging Markets Equity Opportunity Fund	$21,964,938	$113,443	$1,000,000	$(96,676)	$(344,450)	$20,637,255	$113,443	2,235,889

6                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

7                 Includes $8,660,245 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,531,773 and non-cash collateral of $3,386,021.

8                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

9                 Payments made or received are based on the notional amount.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification – March 31, 2019 (unaudited)1

Common stocks	Percentage of net assets
Automobiles	2.5%
Banks	19.5
Beverages	5.5
Chemicals	2.5
Diversified consumer services	4.0
Electric utilities	2.1
Insurance	4.3
Interactive media & services	4.8
Internet & direct marketing retail	10.2
Media	0.1
Metals & mining	4.1
Oil, gas & consumable fuels	6.5
Paper & forest products	1.9
Personal products	2.2
Pharmaceuticals	2.0
Real estate management & development	2.6
Semiconductors & semiconductor equipment	9.7
Technology hardware, storage & peripherals	6.0
Wireless telecommunication services	3.4
Total common stocks	93.9%
Preferred stock	3.5
Short-term investment	2.9
Investment of cash collateral from securities loaned	1.6
Total investments	101.9%
Liabilities in excess of other assets	(1.9)
Net assets	100.0%

1         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—93.9%
Brazil—2.2%
Vale SA	279,494	3,635,596

Cayman Islands—15.1%
Alibaba Group Holding Ltd., ADR*,1	57,665	10,520,979
New Oriental Education & Technology Group, Inc., ADR*	13,300	1,198,197
TAL Education Group, ADR*	148,600	5,361,488
Tencent Holdings Ltd.	171,400	7,882,267
Total Cayman Islands common stocks		24,962,931

China—15.6%
China Construction Bank Corp., H Shares	5,973,000	5,120,834
China Vanke Co. Ltd., H Shares	1,015,900	4,270,690
Jiangsu Hengrui Medicine Co. Ltd., Class A	340,581	3,315,498
Kweichow Moutai Co. Ltd., Class A	47,237	6,002,786
Ping An Insurance Group Co. of China Ltd., H Shares	643,500	7,205,606
Total China common stocks		25,915,414

Hong Kong—6.7%
China Mobile Ltd.	552,500	5,630,609
CNOOC Ltd.	2,947,000	5,518,621
Total Hong Kong common stocks		11,149,230

Hungary—1.1%
OTP Bank PLC	43,030	1,893,310

India—7.9%
HDFC Bank Ltd.	81,162	2,716,803
HDFC Bank Ltd., ADR	24,000	2,781,840
Mahindra & Mahindra Ltd.	207,900	2,022,430
Mahindra & Mahindra Ltd., GDR	214,103	2,119,620
Power Grid Corp. of India Ltd.	1,238,160	3,537,089
Total India common stocks		13,177,782

Indonesia—3.0%
Bank Mandiri Persero Tbk. PT *	9,476,300	4,957,755

Malaysia—1.6%
CIMB Group Holdings Berhad	2,084,225	2,629,212

Mexico—4.6%
Fomento Economico Mexicano SAB de CV	339,500	3,133,469

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	829,200	4,508,637
Total Mexico common stocks		7,642,106

Russia—6.0%
LUKOIL PJSC, ADR[1]	59,495	5,319,448
Sberbank of Russia PJSC	1,411,333	4,612,025
Total Russia common stocks		9,931,473

South Africa—4.0%
MultiChoice Group Ltd.*	22,699	189,883
Naspers Ltd., N Shares	27,808	6,421,911
Total South Africa common stocks		6,611,794

South Korea—15.8%
LG Chem Ltd.	12,585	4,057,889
LG Household & Health Care Ltd.	2,883	3,598,988
POSCO	14,109	3,144,725
Samsung Electronics Co. Ltd.	254,465	10,009,569
SK Hynix, Inc.	81,654	5,337,615
Total South Korea common stocks		26,148,786

Taiwan—6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,359,000	10,825,084

Thailand—1.9%
Bangkok Bank PCL NVDR	472,500	3,082,007

United Kingdom—1.9%
Mondi PLC	143,811	3,180,466
Total common stocks (cost—$153,241,377)		155,742,946

Preferred stock—3.5%
Brazil—3.5%
Banco Bradesco SA (cost—$4,950,055)	534,500	5,861,910

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—2.9%
Investment company—2.9%
State Street Institutional U.S. Government Money Market Fund (cost—$4,748,987)	4,748,987	4,748,987

Investment of cash collateral from securities loaned—1.6%
Money market fund—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$2,692,778)	2,692,778	2,692,778
Total investments (cost—$165,633,197)[2]—101.9%		169,046,621
Liabilities in excess of other assets—(1.9)%		(3,097,073)
Net assets—100.0%		$165,949,548

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	155,742,946	—	—	155,742,946
Preferred stock	5,861,910	—	—	5,861,910
Short-term investment	—	4,748,987	—	4,748,987
Investment of cash collateral from securities loaned	—	2,692,778	—	2,692,778
Total	161,604,856	7,441,765	—	169,046,621

At March 31, 2019, there were no transfers between Level 1 and Level 2.  At June 30, 2018, $45,053,040 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at the period end.

2                      Includes $10,826,336 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,692,778 and non-cash collateral of $8,403,047.

UBS Engage For Impact Fund

Industry diversification – March 31, 2019 (unaudited)1

Common stocks	Percentage of net assets
Auto components	3.2%
Banks	12.5
Biotechnology	3.4
Building products	3.4
Chemicals	7.4
Commercial services & supplies	4.8
Distributors	2.8
Diversified consumer services	2.8
Electrical equipment	2.2
Electronic equipment, instruments & components	4.0
Food products	5.0
Health care equipment & supplies	7.6
Health care providers & services	1.5
Machinery	3.2
Multi-utilities	2.3
Oil, gas & consumable fuels	3.9
Personal products	2.5
Pharmaceuticals	9.5
Real estate management & develpment	1.0
Road & rail	3.0
Semiconductors & semiconductor equipment	5.3
Software	2.9
Wireless telecommunication services	3.0
Total common stocks	97.2%
Short-term investment	2.4
Investment of cash collateral from Securities loaned	0.6
Total investments	100.2%
Liabilities in excess of other assets	(0.2)
Net assets	100.0%

1         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—97.2%
Austria—2.9%
Erste Group Bank AG*	10,511	386,264

Cayman Islands—2.8%
New Oriental Education & Technology Group, Inc., ADR*	4,130	372,072

China—1.6%
China Suntien Green Energy Corp., Class H	694,000	211,296

France—1.2%
Valeo SA	5,532	160,413

Germany—5.2%
Infineon Technologies AG	14,253	282,753
KION Group AG	2,641	138,025
LANXESS AG	4,840	258,108
Total Germany common stocks		678,886

Hong Kong—4.0%
China Mobile Ltd.	38,500	392,359
Sun Hung Kai Properties Ltd.	8,000	137,275
Total Hong Kong common stocks		529,634

Indonesia—1.8%
Bank Mandiri Persero Tbk. PT*	462,000	241,706

Ireland—5.4%
Allergan PLC	1,421	208,048
Kingspan Group PLC	4,428	204,943
Linde PLC	1,705	299,961
Total Ireland common stocks		712,952

Italy—2.2%
Prysmian SpA	15,348	290,358

Japan—9.7%
Sumitomo Mitsui Financial Group, Inc.	10,500	367,211
Takeda Pharmaceutical Co. Ltd.	12,554	512,085

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
West Japan Railway Co.	5,300	398,779
Total Japan common stocks		1,278,075

Jersey—2.0%
Aptiv PLC	3,242	257,707

Mexico—2.8%
Grupo Financiero Banorte SAB de CV, Class O	68,050	370,010

Netherlands—2.5%
Unilever N.V. CVA	5,741	333,462

Norway—2.3%
Equinor ASA	13,657	299,031

South Africa—1.6%
Tiger Brands Ltd.	11,151	204,800

Thailand—2.2%
Kasikornbank PCL	48,600	287,909

United Kingdom—3.8%
Centrica PLC	207,075	308,003
LivaNova PLC*	2,035	197,904
Total United Kingdom common stocks		505,907

United States—43.2%
A.O. Smith Corp.	4,524	241,220
Abbott Laboratories	4,282	342,303
AGCO Corp.	3,978	276,670
Conagra Brands, Inc.	16,391	454,686
Danaher Corp.	3,483	459,826
Ecolab, Inc.	2,369	418,223
Incyte Corp.*	3,858	331,826
IPG Photonics Corp.*	1,539	233,589
Ironwood Pharmaceuticals, Inc.*,1	8,922	120,715
Johnson & Johnson	3,806	532,041
Laboratory Corp. of America Holdings*	1,305	199,639
LKQ Corp. *	12,894	365,932
Micron Technology, Inc. *	4,535	187,431
MSA Safety, Inc.	3,109	321,470

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
salesforce.com, Inc.*	2,439	386,264
Stericycle, Inc.*,1	5,697	310,031
Trimble, Inc.*	7,119	287,608
Universal Display Corp.	1,516	231,721
Total United States common stocks		5,701,195
Total common stocks (cost—$12,194,817)		12,821,677

Short-term investment—2.4%
Investment company—2.4%
State Street Institutional U.S. Government Money Market Fund (cost—$309,794)	309,794	309,794

Investment of cash collateral from securities loaned—0.6%
Money market fund—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$82,186)	82,186	82,186
Total investments (cost—$12,586,797)[2]—100.2%		13,213,657
Liabilities in excess of other assets—(0.2)%		(26,592)
Net assets—100.0%		$13,187,065

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Common stocks	12,821,677	—	—	12,821,677
Short-term investment	—	309,794	—	309,794
Investment of cash collateral from securities loaned	—	82,186	—	82,186
Total	12,821,677	391,980	—	13,213,657

At March 31, 2019, there were no transfers between Level 1 and Level 2.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

*                      Non-income producing security.

1                      Security, or portion thereof, was on loan at the period end.

2                      Includes $417,272 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $82,186 and non-cash collateral of $338,533.

UBS International Sustainable Equity Fund

Industry diversification – March 31, 2019 (unaudited)1

Common stocks	Percentage of net assets
Airlines	0.8%
Auto components	0.6
Automobiles	0.8
Banks	10.3
Biotechnology	2.1
Chemicals	3.3
Commercial services & supplies	2.4
Diversified financial services	1.7
Diversified telecommunication services	2.5
Electronic equipment, instruments & components	1.5
Entertainment	5.0
Equity real estate investment trusts	2.7
Food & staples retailing	1.0
Food products	2.6
Health care equipment & supplies	1.5
Household durables	1.2
Insurance	9.8
Internet & direct marketing retail	2.2
Machinery	6.5
Marine	1.4
Media	1.4
Metals & mining	1.5
Multi-utilities	1.9
Oil, gas & consumable fuels	3.5
Personal products	4.3
Pharmaceuticals	9.3
Real estate management & development	1.5
Semiconductors & semiconductor equipment	3.8
Software	4.0
Textiles, apparel & luxury goods	1.7
Trading companies & distributors	1.2
Wireless telecommunication services	2.6
Total common stocks	96.6%
Preferred stock	0.9
Short-term investment	2.5
Investment of cash collateral from securities loaned	3.0
Total investments	103.0%
Liabilities in excess of other assets	(3.0)
Net assets	100.0%

1         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—96.6%
Australia—6.8%
Brambles Ltd.	426,080	3,557,847
Mirvac Group, REIT	1,995,255	3,896,008
Santos Ltd.	492,612	2,388,991
Total Australia common stocks		9,842,846

Austria—1.1%
Erste Group Bank AG	41,885	1,539,213

Belgium—0.6%
Galapagos N.V.*,1	7,404	862,935

Canada—1.7%
Entertainment One Ltd.	412,618	2,401,167

Cayman Islands—2.1%
China Biologic Products Holdings, Inc.*,1	15,600	1,423,500
Tencent Music Entertainment Group, ADR*,1	90,000	1,629,000
Total Cayman Islands common stocks		3,052,500

China—2.4%
Ping An Insurance Group Co. of China Ltd., H Shares	309,000	3,460,035

Denmark—1.9%
AP Moller - Maersk A/S, Class B	1,574	1,996,530
Genmab A/S*	4,211	730,791
Total Denmark common stocks		2,727,321

France—4.6%
Publicis Groupe SA	36,270	1,941,937
Sanofi	31,990	2,825,568
Ubisoft Entertainment SA*	11,515	1,025,090
Valeo SA	31,233	905,671
Total France common stocks		6,698,266

Germany—7.3%
Bayerische Motoren Werke AG	15,043	1,160,121
Carl Zeiss Meditec AG	19,328	1,614,165
Deutsche Telekom AG (Registered)	87,684	1,455,230
Infineon Technologies AG	60,680	1,203,779
KION Group AG	13,445	702,667
LANXESS AG	26,040	1,388,661

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
SAP SE	26,670	3,081,459
Total Germany common stocks		10,606,082

Hong Kong—2.6%
China Mobile Ltd.	154,000	1,569,437
Sun Hung Kai Properties Ltd.	131,500	2,256,454
Total Hong Kong common stocks		3,825,891

India—1.7%
Axis Bank Ltd., GDR*,2	43,359	2,423,768

Indonesia—3.3%
Bank Central Asia Tbk. PT	1,638,100	3,192,225
Bank Mandiri Persero Tbk. PT*	3,158,400	1,652,393
Total Indonesia common stocks		4,844,618

Ireland—0.8%
Ryanair Holdings PLC, ADR*	15,300	1,146,582

Italy—2.3%
Banca Mediolanum SpA[1]	358,440	2,539,136
Infrastrutture Wireless Italiane SpA	82,164	734,575
Total Italy common stocks		3,273,711

Japan—19.1%
Hino Motors Ltd.	126,900	1,067,137
Inpex Corp.	150,100	1,429,492
Kao Corp.	33,500	2,635,144
KDDI Corp.	101,400	2,182,072
Kissei Pharmaceutical Co. Ltd.	47,500	1,242,037
Kubota Corp.	129,300	1,866,059
Makita Corp.	29,400	1,022,620
MINEBEA MITSUMI, Inc.	71,700	1,075,856
Nabtesco Corp.	66,900	1,946,698
Nintendo Co. Ltd.	7,800	2,221,131
Shin-Etsu Chemical Co. Ltd.	22,000	1,842,100
Sony Corp.	40,000	1,676,441
Sumitomo Mitsui Financial Group, Inc.	99,000	3,462,276

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Takeda Pharmaceutical Co. Ltd.	100,161	4,085,788
Total Japan common stocks		27,754,851

Jersey—1.5%
Glencore PLC*	534,295	2,212,590

Netherlands—6.6%
ABN AMRO Group N.V. CVA[3]	57,108	1,287,624
ASML Holding N.V.	11,298	2,119,015
Koninklijke Ahold Delhaize N.V.	55,446	1,475,614
NXP Semiconductors N.V.	12,414	1,097,273
Unilever N.V. CVA	62,277	3,617,312
Total Netherlands common stocks		9,596,838

Norway—1.9%
Equinor ASA	59,631	1,305,667
Telenor ASA	70,780	1,417,250
Total Norway common stocks		2,722,917

South Africa—2.3%
MultiChoice Group Ltd.*	14,163	118,477
Naspers Ltd., N Shares	14,163	3,270,768
Total South Africa common stocks		3,389,245

South Korea—0.7%
SK Hynix, Inc.	16,709	1,092,245

Spain—0.9%
Banco Bilbao Vizcaya Argentaria SA	240,504	1,374,017

Switzerland—7.9%
Cie Financiere Richemont SA (Registered)	33,793	2,461,807
Nestle SA (Registered)	20,650	1,968,049
Novartis AG (Registered)	31,779	3,056,784
Zurich Insurance Group AG	12,013	3,976,385
Total Switzerland common stocks		11,463,025

Taiwan—1.2%
Uni-President Enterprises Corp.	737,000	1,788,667

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—15.3%
Aon PLC	21,100	3,601,770
Ashtead Group PLC	71,060	1,714,527
Centrica PLC	1,850,820	2,752,905
Croda International PLC	23,583	1,547,455
GlaxoSmithKline PLC	109,881	2,285,252
LivaNova PLC*	5,800	564,050
Prudential PLC	160,110	3,206,229
Sage Group PLC/The	296,298	2,706,023
Spectris PLC	64,675	2,114,322
Weir Group PLC/The	86,265	1,750,504
Total United Kingdom common stocks		22,243,037
Total common stocks (cost—$140,957,818)		140,342,367

Preferred stock—0.9%
Germany—0.9%
Jungheinrich AG (cost—$1,399,391)	39,547	1,287,381

Short-term investment—2.5%
Investment company—2.5%
State Street Institutional U.S. Government Money Market Fund (cost—$3,732,399)	3,732,399	3,732,399

Investment of cash collateral from securities loaned—3.0%
Money market fund—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$4,323,955)	4,323,955	4,323,955
Total investments (cost—$150,413,563)[4]—103.0%		149,686,102
Liabilities in excess of other assets—(3.0)%		(4,363,441)
Net assets—100.0%		$145,322,661

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	129,297,489	11,044,878	—	140,342,367
Preferred stock	1,287,381	—	—	1,287,381
Short-term investment	—	3,732,399	—	3,732,399
Investment of cash collateral from securities loaned	—	4,323,955	—	4,323,955
Total	130,584,870	19,101,232	—	149,686,102

At March 31, 2019, there were no transfers between Levels 1 and Level 2.  At June 30, 2018, $67,729,121 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.9% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                 Includes $6,166,209 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,323,955 and non-cash collateral of $1,985,547.

UBS U.S. Small Cap Growth Fund

Industry diversification – March 31, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.6%
Banks	3.5
Biotechnology	10.9
Chemicals	1.6
Construction & engineering	2.5
Consumer finance	0.9
Diversified consumer services	3.9
Electrical equipment	2.6
Energy equipment & services	0.3
Equity real estate investment trusts	2.4
Food & staples retailing	1.6
Health care equipment & supplies	4.6
Health care providers & services	1.3
Health care technology	3.0
Hotels, restaurants & leisure	5.6
Household durables	2.2
IT services	3.7
Life sciences tools & services	0.6
Machinery	6.3
Multiline retail	1.6
Oil, gas & consumable fuels	1.2
Paper & forest products	1.0
Pharmaceuticals	2.8
Professional services	1.9
Road & rail	1.0
Semiconductors & semiconductor equipment	5.6
Software	16.1
Specialty retail	3.6
Textiles, apparel & luxury goods	1.3
Thrifts & mortgage finance	1.1
Total common stocks	96.3%
Exchange traded fund	0.6
Short-term investment	3.6
Investment of cash collateral from securities loaned	12.3
Total investments	112.8%
Liabilities in excess of other assets	(12.8)
Net assets	100.0%

1         Figures represent the breakdown of direct investments of UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—96.3%
Aerospace & defense—1.6%
Mercury Systems, Inc.*	28,223	1,808,530

Banks—3.5%
Columbia Banking System, Inc.	28,997	947,912
FB Financial Corp.	9,752	309,723
National Bank Holdings Corp., Class A	36,895	1,227,128
Origin Bancorp, Inc.[1]	6,800	231,540
Webster Financial Corp.	26,746	1,355,220
		4,071,523
Biotechnology—10.9%
Allogene Therapeutics, Inc.*,1	23,670	684,300
AnaptysBio, Inc.*,1	10,674	779,736
Argenx SE*,1	5,912	738,054
Array BioPharma, Inc.*,1	49,366	1,203,543
Avrobio, Inc.*,1	17,943	395,643
Blueprint Medicines Corp.*	12,481	999,104
Exact Sciences Corp.*,1	22,686	1,965,061
G1 Therapeutics, Inc.*,1	17,334	287,745
Gritstone Oncology, Inc.*,1	34,061	453,011
Immunomedics, Inc.*,1	38,597	741,448
Ligand Pharmaceuticals, Inc.*,1	6,409	805,675
NuCana PLC, ADR*,1	22,000	374,000
Ra Pharmaceuticals, Inc.*	37,572	841,613
REGENXBIO, Inc.*	11,996	687,491
Voyager Therapeutics, Inc.*	38,140	730,000
Xencor, Inc.*	24,723	767,896
		12,454,320
Chemicals—1.6%
Ingevity Corp.*	17,622	1,861,059

Construction & engineering—2.5%
EMCOR Group, Inc.	19,571	1,430,249
MasTec, Inc.*,1	29,766	1,431,744
		2,861,993
Consumer finance—0.9%
Green Dot Corp., Class A*	16,265	986,472

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—3.9%
Adtalem Global Education, Inc.*	30,542	1,414,706
Chegg, Inc.*,1	79,959	3,048,037
		4,462,743
Electrical equipment—2.6%
Generac Holdings, Inc.*	29,089	1,490,230
Regal Beloit Corp.	18,276	1,496,256
		2,986,486
Energy equipment & services—0.3%
Patterson-UTI Energy, Inc.	23,787	333,494

Equity real estate investment trusts—2.4%
QTS Realty Trust, Inc., Class A	36,053	1,622,025
Ryman Hospitality Properties, Inc.	14,393	1,183,680
		2,805,705
Food & staples retailing—1.6%
Performance Food Group Co.*	46,903	1,859,235

Health care equipment & supplies—4.6%
Inogen, Inc.*,1	9,351	891,805
Insulet Corp.*,1	7,434	706,899
Novocure Ltd.*	34,848	1,678,628
Sientra, Inc.*,1	71,414	612,732
Tactile Systems Technology, Inc.*,1	25,391	1,338,614
		5,228,678
Health care providers & services—1.3%
LHC Group, Inc.*	13,196	1,462,909

Health care technology—3.0%
Tabula Rasa HealthCare, Inc.*,1	18,573	1,047,889
Teladoc Health, Inc.*,1	23,989	1,333,788
Vocera Communications, Inc.*,1	34,459	1,089,938
		3,471,615
Hotels, restaurants & leisure—5.6%
Dave & Buster’s Entertainment, Inc.	13,431	669,804
Del Taco Restaurants, Inc.*	67,413	678,175
Planet Fitness, Inc., Class A*	33,969	2,334,350

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Shake Shack, Inc., Class A*	23,197	1,372,102
Wendy’s Co./The	79,296	1,418,605
		6,473,036
Household durables—2.2%
Roku, Inc.*	27,135	1,750,479
Sonos, Inc.*,1	73,663	757,992
		2,508,471
IT services—3.7%
Twilio, Inc., Class A*,1	13,331	1,722,098
Wix.com Ltd.*,1	21,102	2,549,755
		4,271,853
Life sciences tools & services—0.6%
Charles River Laboratories International, Inc.*	4,961	720,585

Machinery—6.3%
Altra Industrial Motion Corp.	48,680	1,511,514
Chart Industries, Inc.*	22,585	2,044,394
Kadant, Inc.	13,948	1,226,866
Kennametal, Inc.	29,467	1,082,913
Woodward, Inc.	13,881	1,317,168
		7,182,855
Multiline retail—1.6%
Ollie’s Bargain Outlet Holdings, Inc.*,1	21,331	1,820,174

Oil, gas & consumable fuels—1.2%
Callon Petroleum Co.*,1	51,212	386,650
Matador Resources Co.*,1	49,960	965,727
		1,352,377
Paper & forest products—1.0%
Boise Cascade Co.	41,337	1,106,178

Pharmaceuticals—2.8%
Amphastar Pharmaceuticals, Inc.*	32,864	671,412
Collegium Pharmaceutical, Inc.*	36,585	553,897
Cymabay Therapeutics, Inc.*	61,583	817,822
Supernus Pharmaceuticals, Inc.*	15,552	544,942

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
WaVe Life Sciences Ltd.*,1	16,739	650,310
		3,238,383
Professional services—1.9%
ASGN, Inc.*	20,453	1,298,561
Upwork, Inc.*	9,300	178,002
WageWorks, Inc.*	17,396	656,873
		2,133,436
Road & rail—1.0%
Werner Enterprises, Inc.	35,444	1,210,413

Semiconductors & semiconductor equipment—5.6%
MaxLinear, Inc.*	49,567	1,265,446
Monolithic Power Systems, Inc.	9,164	1,241,630
Semtech Corp.*	21,665	1,102,965
Universal Display Corp.	18,464	2,822,222
		6,432,263
Software—16.1%
8x8, Inc.*	79,723	1,610,405
Alteryx, Inc., Class A*	30,245	2,536,648
ForeScout Technologies, Inc.*	43,033	1,803,513
LivePerson, Inc.*	60,321	1,750,516
Mimecast Ltd.*	31,287	1,481,440
Paycom Software, Inc.*,1	8,017	1,516,255
Proofpoint, Inc.*	15,573	1,891,029
SailPoint Technologies Holding, Inc.*	48,645	1,397,084
Tenable Holdings, Inc.*	40,712	1,288,942
Upland Software, Inc.*	43,825	1,856,427
Varonis Systems, Inc.*	22,286	1,328,914
		18,461,173
Specialty retail—3.6%
American Eagle Outfitters, Inc.	60,278	1,336,363
Children’s Place, Inc./The[1]	11,981	1,165,512

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Dick’s Sporting Goods, Inc.[1]	43,234	1,591,443
		4,093,318
Textiles, apparel & luxury goods—1.3%
Steven Madden Ltd.	42,544	1,439,689

Thrifts & mortgage finance—1.1%
Essent Group Ltd.*	28,157	1,223,422
Total common stocks (cost—$87,612,340)		110,322,388

Exchange traded fund—0.6%
iShares Russell 2000 Growth ETF[1] (cost—$680,075)	3,487	685,754

Short-term investment—3.6%
Investment company—3.6%
State Street Institutional U.S. Government Money Market Fund (cost—$4,176,365)	4,176,365	4,176,365

Investment of cash collateral from securities loaned—12.3%
Money market fund—12.3%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$14,040,814)	14,040,814	14,040,814
Total investments (cost—$106,509,594)[2]—112.8%		129,225,321
Liabilities in excess of other assets—(12.8)%		(14,675,940)
Net assets—100.0%		$114,549,381

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	110,322,388	—	—	110,322,388
Exchange traded fund	685,754	—	—	685,754
Short-term investment	—	4,176,365	—	4,176,365
Investment of cash collateral from securities loaned	—	14,040,814	—	14,040,814
Total	111,008,142	18,217,179	—	129,225,321

At March 31, 2019, there were no transfers between Levels 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $26,009,884 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $14,040,814 and non-cash collateral of $12,311,091.

UBS U.S. Sustainable Equity Fund

Industry diversification – March 31, 2019 (unaudited)1

Common stocks	Percentage of net assets
Airlines	3.2%
Auto components	2.3
Banks	3.6
Biotechnology	4.1
Building products	2.1
Capital markets	4.6
Commercial services & supplies	4.4
Consumer finance	3.9
Entertainment	7.5
Equity real estate investment trusts	4.0
Health care providers & services	4.2
Hotels, restaurants & leisure	2.6
Insurance	3.9
Internet & direct marketing retail	4.7
IT services	3.8
Life sciences tools & services	2.9
Machinery	7.0
Pharmaceuticals	8.9
Semiconductors & semiconductor equipment	10.9
Software	3.7
Specialty retail	1.3
Technology hardware, storage & peripherals	4.9
Total common stocks	98.5%
Short-term investment	0.3
Investment of cash collateral from securities loaned	1.1
Total investments	99.9%
Other assets in excess of liabilities	0.1
Net assets	100.0%

1         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—98.5%
Airlines—3.2%
Delta Air Lines, Inc.	17,774	918,027

Auto components—2.3%
Aptiv PLC	8,227	653,964

Banks—3.6%
US Bancorp	21,692	1,045,337

Biotechnology—4.1%
Incyte Corp.*	6,843	588,567
Ironwood Pharmaceuticals, Inc.*,1	44,114	596,862
		1,185,429
Building products—2.1%
Masco Corp.	15,077	592,677

Capital markets—4.6%
Ameriprise Financial, Inc.	10,362	1,327,372

Commercial services & supplies—4.4%
Stericycle, Inc.*	23,416	1,274,299

Consumer finance—3.9%
American Express Co.	10,206	1,115,516

Entertainment—7.5%
Activision Blizzard, Inc.	22,964	1,045,551
Walt Disney Co./The	10,006	1,110,966
		2,156,517
Equity real estate investment trusts—4.0%
Simon Property Group, Inc.	6,379	1,162,317

Health care providers & services—4.2%
UnitedHealth Group, Inc.	4,865	1,202,920

Hotels, restaurants & leisure—2.6%
Royal Caribbean Cruises Ltd.	6,556	751,449

Insurance—3.9%
Prudential Financial, Inc.	12,254	1,125,897

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—4.7%
Amazon.com, Inc. *	767	1,365,835

IT services—3.8%
Visa, Inc., Class A	7,062	1,103,014

Life sciences tools & services—2.9%
Bio-Rad Laboratories, Inc., Class A*	2,754	841,843

Machinery—7.0%
AGCO Corp.	16,589	1,153,765
Gardner Denver Holdings, Inc.*	31,446	874,513
		2,028,278
Pharmaceuticals—8.9%
Allergan PLC	8,605	1,259,858
Johnson & Johnson	9,358	1,308,155
		2,568,013
Semiconductors & semiconductor equipment—10.9%
Applied Materials, Inc.	22,320	885,211
Lam Research Corp.	4,273	764,910
Micron Technology, Inc.*	20,265	837,552
Teradyne, Inc.	16,665	663,934
		3,151,607
Software—3.7%
Adobe, Inc.*	3,981	1,060,897

Specialty retail—1.3%
TJX Cos., Inc./The	7,210	383,644

Technology hardware, storage & peripherals—4.9%
NetApp, Inc.	9,765	677,105

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Western Digital Corp.	15,450	742,527
		1,419,632
Total common stocks (cost—$27,955,899)		28,434,484

Short-term investment—0.3%
Investment company—0.3%
State Street Institutional U.S. Government Money Market Fund (cost—$92,640)	92,640	92,640

Investment of cash collateral from securities loaned—1.1%
Money market fund—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$316,020)	316,020	316,020
Total investments (cost—$28,364,559)[2]—99.9%		28,843,144
Other assets in excess of liabilities—0.1%		28,041
Net assets—100.0%		$28,871,185

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	28,434,484	—	—	28,434,484
Short-term investment	—	92,640	—	92,640
Investment of cash collateral from securities loaned	—	316,020	—	316,020
Total	28,434,484	408,660	—	28,843,144

At March 31, 2019, there were no transfers between Level 1 and Level 2.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $580,820 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $316,020 and non-cash collateral of $257,081.

UBS Municipal Bond Fund

Portfolio statistics – March 31, 2019 (unaudited)1

Summary of municipal securities by state

Long-term municipal bonds	Percentage of net assets
California	4.3%
Connecticut	7.7
Florida	11.8
Georgia	1.7
Illinois	12.3
Maryland	0.6
Michigan	3.4
Mississippi	0.9
Nebraska	1.5
Nevada	2.3
New Jersey	3.8
New York	20.2
Ohio	1.2
Pennsylvania	13.6
Rhode Island	1.1
South Carolina	2.5
Texas	10.4
Utah	0.9
Washington	1.2
Total long-term municipal bonds	101.4%
Short-term investment	0.1
Total investments	101.5%
Liabilities in excess of other assets	(1.5)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—101.4%
California—4.3%
California State Kindergarten, GO Bonds,
Series A5,
1.150%, due 05/01/34[1]	2,000,000	2,000,000
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,146,860
Series A,
5.000%, due 06/01/33	650,000	743,203
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19),
Series B,
1.300%, due 09/02/29[1,2]	300,000	300,000
		4,190,063
Connecticut—7.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Yale University),
Series V-1,
1.150%, due 07/01/36[1]	200,000	200,000
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,450,475
Series B,
5.000%, due 04/15/25	2,000,000	2,320,760
Series C,
5.000%, due 06/15/23	1,000,000	1,121,930
Series F,
5.000%, due 09/15/25	2,140,000	2,502,623
		7,595,788
Florida—11.8%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,185,670
Miami-Dade County Revenue Bonds,
5.000%, due 10/01/26	1,000,000	1,218,060
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,135,940
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	1,020,000	1,201,948
South Florida Water Management District, COP,
5.000%, due 10/01/34	1,000,000	1,156,210

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Florida—(concluded)
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,305,900
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,145,450
Series D,
5.000%, due 11/01/31	1,000,000	1,139,490
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,159,670
		11,648,338
Georgia—1.7%
State of Georgia, GO Bonds,
Series F,
5.000%, due 07/01/26	1,385,000	1,695,074

Illinois—12.3%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,147,080
Series B,
5.000%, due 01/01/31	1,050,000	1,198,344
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	1,916,413
Series A,
5.000%, due 11/15/26	1,500,000	1,730,535
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,195,780
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.000%, due 06/01/25	1,235,000	1,437,305
State of Illinois, GO Bonds,
Series B,
5.000%, due 10/01/21	1,000,000	1,059,600
State of Illinois, Sales Tax Revenue Bonds,
5.000%, due 06/15/20	1,190,000	1,230,305

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
Illinois—(concluded)
5.000%, due 06/15/22	1,105,000	1,184,450
		12,099,812
Maryland—0.6%
Montgomery County Consolidated Public (Improvement Bond), GO Bonds,
Series E,
1.400%, due 11/01/37[1]	600,000	600,000

Michigan—3.4%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,174,780
Michigan State Building Authority Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,165,382
		3,340,162
Mississippi—0.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds,
Series B,
1.480%, due 12/01/30[1]	200,000	200,000
Series B,
1.480%, due 12/01/30[1]	500,000	500,000
Series K,
1.480%, due 11/01/35[1]	200,000	200,000
		900,000
Nebraska—1.5%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	1,250,000	1,470,788

Nevada—2.3%
Clark County, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,218,366

New Jersey—3.8%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,635,900
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,153,640

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
New Jersey—(concluded)
Series E,
5.000%, due 01/01/34	860,000	979,084
		3,768,624
New York—20.2%
City of New York, GO Bonds,
Sebseries F-1,
5.000%, due 04/01/34	1,100,000	1,325,533
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,180,270
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series EE,
5.000%, due 06/15/40	1,000,000	1,179,640
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series A,
1.500%, due 06/15/32[1]	500,000	500,000
Series DD-2,
1.430%, due 06/15/43[1]	300,000	300,000
Series EE-2,
5.000%, due 06/15/40	1,200,000	1,446,768
Series FF,
5.000%, due 06/15/39	2,000,000	2,383,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,199,200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,178,320
Series C-2,
5.000%, due 05/01/35	3,000,000	3,612,960
Subseries A1,
5.000%, due 08/01/33	1,230,000	1,498,767
New York City Transitional Finance Authority Revenue Bonds,
Subseries B-1,
5.000%, due 08/01/33	1,000,000	1,141,980
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,175,010

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(continued)
New York—(concluded)
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/36	1,500,000	1,811,820
		19,933,968
Ohio—1.2%
State of Ohio, Cleveland Clinic Health System Revenue Bonds,
Series A,
5.000%, due 01/01/32	1,000,000	1,210,220

Pennsylvania—13.6%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/20	1,590,000	1,657,639
Series A,
5.000%, due 08/01/22	1,000,000	1,099,890
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/24	1,625,000	1,860,105
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 09/15/25	1,500,000	1,783,995
Pennsylvania Turnpike Commission Revenue Bonds,
5.000%, due 12/01/25[3]	2,170,000	2,519,435
5.000%, due 12/01/28	1,000,000	1,195,730
5.000%, due 12/01/30	1,750,000	2,053,187
Series A-2,
5.000%, due 12/01/28	1,000,000	1,215,730
		13,385,711
Rhode Island—1.1%
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/21	1,000,000	1,060,130

South Carolina—2.5%
South Carolina Public Service Authority (Escrowed to Maturity), Revenue Bonds
Series B,
5.000%, due 12/01/20[4]	555,000	586,130
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,165,206

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Long-term municipal bonds—(concluded)
South Carolina—(concluded)
South Carolina Public Service Authority-Unrefunded Balance, Revenue Bonds
Series B,
5.000%, due 12/01/20	690,000	723,693
		2,475,029
Texas—10.4%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,152,960
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds (Methodist Hospital),
Subseries C-1,
1.500%, due 12/01/24[1]	2,000,000	2,000,000
Houston Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/26	2,000,000	2,411,680
Lower Colorado River Authority Refunding LCRA Transmission Services, Revenue Bonds,
5.000%, due 05/15/31	1,000,000	1,230,760
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,449,322
		10,244,722
Utah—0.9%
Murray City Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds,
Series C,
1.450%, due 05/15/36[1]	850,000	850,000

Washington—1.2%
State of Washington, GO Bonds,
Series C,
5.000%, due 02/01/37	1,000,000	1,210,640
Total long-term municipal bonds (cost—$97,598,523)		99,897,435

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—0.1%
Investment company—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$90,209)	90,209	90,209
Total investments (cost—$97,688,732)—101.5%		99,987,644
Liabilities in excess of other assets—(1.5)%		(1,514,342)
Net assets—100.0%		$98,473,302

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term municipal bonds	—	99,897,435	—	99,897,435
Short-term investment	—	90,209	—	90,209
Total	—	99,987,644	—	99,987,644

At March 31, 2019 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $300,000, represented 0.3% of the Fund’s net assets at period end.

3       This security is considered illiquid and restricted. At period end, the value of illiquid and restricted securities was $2,519,435, representing 2.6% of the Fund’s net assets. The table below provides further information:

Illiquid & restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value at 3/31/19	Value as a percentage of net assets
Pennsylvania Turnpike Commission Revenue Bonds, 5.000%, due 12/01/25	04/03/17	$2,396,505	2.4%	$2,519,435	2.6%

4                      Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

UBS Sustainable Development Bank Bond Fund

Industry diversification – March 31, 2019 (unaudited)1

Percentage of net assets
Corporate notes
Supranationals	98.9%
Short-term investment	2.0
Investment of cash collateral from securities loaned	1.7
Total investments	102.6%
Liabilities in excess of other assets	(2.6)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—98.9%
Supranationals—98.9%
African Development Bank
1.250%, due 07/26/21	325,000	317,081
1.875%, due 03/16/20	475,000	472,248
2.125%, due 11/16/22	100,000	99,258
3.000%, due 09/20/23	100,000	102,576
Agence Francaise de Developpement
1.625%, due 01/21/20[1]	250,000	248,129
Agence Francaise de Developpement, EMTN
2.750%, due 03/22/21[1]	600,000	602,556
2.750%, due 01/22/22[1]	200,000	201,503
Asian Development Bank, GMTN
2.000%, due 01/22/25	275,000	269,204
2.750%, due 01/19/28[2]	340,000	345,868
3.125%, due 09/26/28	400,000	419,252
Corp. Andina de Fomento
2.125%, due 09/27/21	125,000	122,282
4.375%, due 06/15/22	300,000	311,103
Council of Europe Development Bank
1.625%, due 03/16/21[2]	750,000	739,027
2.500%, due 02/27/24	300,000	301,676
European Bank for Reconstruction & Development, GMTN
1.500%, due 11/02/21	100,000	97,925
2.125%, due 03/07/22	300,000	297,908
2.750%, due 04/26/21	300,000	302,289
2.750%, due 03/07/23	300,000	304,529
European Investment Bank
1.875%, due 02/10/25[2]	375,000	364,378
2.625%, due 03/15/24	225,000	227,887
3.250%, due 01/29/24	400,000	416,300
IDB Trust Services Ltd.
3.389%, due 09/26/23[1]	800,000	815,680
IDB Trust Services Ltd., EMTN
2.393%, due 04/12/22[1]	200,000	197,256

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Supranationals—(concluded)
Inter-American Development Bank
2.125%, due 01/15/25	775,000	761,395
2.375%, due 07/07/27	1,135,000	1,124,031
2.625%, due 01/16/24	200,000	202,397
3.000%, due 02/21/24	375,000	386,094
3.125%, due 09/18/28	1,400,000	1,465,087
Inter-American Development Bank, GMTN
1.625%, due 05/12/20	275,000	272,712
1.750%, due 04/14/22	100,000	98,271
2.000%, due 06/02/26	1,000,000	971,301
International Bank for Reconstruction & Development
1.375%, due 03/30/20	225,000	222,627
1.375%, due 05/24/21	350,000	342,915
1.875%, due 10/27/26	600,000	575,323
2.000%, due 01/26/22	100,000	99,224
2.500%, due 03/19/24	400,000	403,235
2.500%, due 11/25/24	1,000,000	1,006,256
2.500%, due 07/29/25	900,000	903,726
2.500%, due 11/22/27	1,740,000	1,738,660
International Development Association
2.750%, due 04/24/23[1]	975,000	989,480
International Finance Corp., GMTN
1.125%, due 07/20/21	250,000	243,200
2.125%, due 04/07/26	575,000	563,258
2.875%, due 07/31/23	100,000	102,043
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	700,000	684,010
2.875%, due 04/03/28	275,000	283,330
Nordic Investment Bank
2.125%, due 02/01/22	400,000	397,482
2.875%, due 07/19/23	600,000	612,412
Total Corporate notes (cost—$21,476,939)		22,024,384

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—2.0%
Investment company—2.0%
State Street Institutional U.S. Government Money Market Fund (cost—$438,980)	438,980	438,980

Investment of cash collateral from securities loaned—1.7%
Money market fund—1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$384,130)	384,130	384,130
Total investments (cost—$22,300,049)[3]—102.6%		22,847,494
Liabilities in excess of other assets—(2.6)%		(591,938)
Net assets—100.0%		$22,255,556

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate notes	—	22,024,384	—	22,024,384
Short-term investment	—	438,980	—	438,980
Investment of cash collateral from securities loaned	—	384,130	—	384,130
Total	—	22,847,494	—	22,847,494

At March 31, 2019, there were no transfers between Level 1 and Level 2.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes

1                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                 Security, or portion thereof, was on loan at the period end.

3                 Includes $376,464 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $384,130.

UBS Total Return Bond Fund

Industry diversification – March 31, 2019 (unaudited)1

Corporate bonds	Percentage of net assets
Agriculture	0.3%
Auto manufacturers	0.2
Banks	6.6
Beverages	0.4
Biotechnology	0.7
Chemicals	1.8
Commercial services	0.4
Computers	0.5
Diversified financial services	2.3
Electric	1.3
Food	0.3
Healthcare-products	0.6
Healthcare-services	0.8
Insurance	1.0
Internet	0.4
Media	1.5
Mining	0.3
Miscellaneous manufacturers	1.2
Oil & gas	2.1
Pharmaceuticals	1.7
Pipelines	1.8
Real estate investment trust	3.1
Retail	0.2
Semiconductors	0.6
Software	0.8
Telecommunications	1.3
Transportation	0.4
Total corporate bonds	32.6%
Asset-backed securities	11.3
Commercial mortgage-backed securities	15.7
Mortgage-backed securities	28.7
Municipal bonds and notes	0.9
Non-US government obligations	3.5
U.S. treasury obligations	5.0
Preferred stock	0.3
Short-term investment	2.3
Swaptions purchased	0.0 †
Investment of cash collateral from securities loaned	1.1
Total investments	101.4%
Liabilities in excess of other assets	(1.4)
Net assets	100.0%

†         Amount represents less than 0.05%.

1         The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—32.6%
British Virgin Islands—0.5%
New Metro Global Ltd.
7.500%, due 03/20/22[2]	200,000	205,500
		205,500

Canada—0.9%
Cenovus Energy, Inc.
5.400%, due 06/15/47	80,000	79,350
NOVA Chemicals Corp.
5.250%, due 08/01/23[3]	210,000	211,050
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	66,690
Total Canada corporate bonds		357,090

Cayman Islands—1.7%
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/23[2]	200,000	194,250
Country Garden Holdings Co. Ltd.
8.000%, due 01/27/24[2]	200,000	211,665
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	73,367
Yuzhou Properties Co. Ltd.
6.000%, due 10/25/23[2]	200,000	190,243
Total Cayman Islands corporate bonds		669,525

Colombia—0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	75,075

Curacao—0.2%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	55,758

Hong Kong—0.5%
Yanlord Land HK Co. Ltd.
6.750%, due 04/23/23[2]	200,000	203,651

Ireland—0.8%
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	197,500

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Ireland—(concluded)
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	100,000	98,859
Total Ireland corporate bonds		296,359

Luxembourg—1.0%
Allergan Funding SCS
3.800%, due 03/15/25	200,000	202,681
INEOS Group Holdings SA
5.625%, due 08/01/24[3,4]	200,000	199,500
Total Luxembourg corporate bonds		402,181

Netherlands—0.8%
LYB International Finance BV
4.875%, due 03/15/44	50,000	49,128
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	275,313
Total Netherlands corporate bonds		324,441

United Kingdom—2.4%
Barclays PLC
4.836%, due 05/09/28	200,000	197,997
HSBC Holdings PLC
3.400%, due 03/08/21	260,000	262,336
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	202,467
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	250,000	251,128
Total United Kingdom corporate bonds		913,928

United States—23.6%
Abbott Laboratories
3.750%, due 11/30/26	45,000	46,757
AbbVie, Inc.
2.500%, due 05/14/20	200,000	199,398
ADT Security Corp./The
3.500%, due 07/15/22	140,000	134,925
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	64,235
Alabama Power Co.
6.000%, due 03/01/39	100,000	125,318
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46[3]	165,000	165,810

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
AT&T, Inc.
4.300%, due 02/15/30	266,000	269,420
Bank of America Corp.
6.110%, due 01/29/37	125,000	148,656
Bank of America Corp., MTN
4.200%, due 08/26/24	150,000	155,334
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	50,000	53,098
Biogen, Inc.
4.050%, due 09/15/25	150,000	153,540
5.200%, due 09/15/45	50,000	53,051
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	199,127
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	30,000	28,771
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	100,000	117,955
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[3]	150,000	154,875
CF Industries, Inc.
3.450%, due 06/01/23	150,000	145,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	150,000	151,105
Citigroup, Inc.
5.500%, due 09/13/25	300,000	329,039
Comcast Corp.
3.969%, due 11/01/47	88,000	85,069
4.600%, due 10/15/38	50,000	53,607
4.700%, due 10/15/48	50,000	54,455
CVS Health Corp.
4.300%, due 03/25/28	120,000	121,704
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[3]	100,000	102,612
Devon Energy Corp.
5.000%, due 06/15/45	40,000	41,965
DowDuPont, Inc.
4.725%, due 11/15/28	100,000	108,000
Eaton Corp.
2.750%, due 11/02/22	190,000	189,354
Energy Transfer Operating LP
5.500%, due 06/01/27	100,000	108,512

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Enterprise Products Operating LLC
2.850%, due 04/15/21[4]	105,000	105,039
Exelon Corp.
3.400%, due 04/15/26	150,000	149,917
General Electric Co.,
Series D,
(fixed, converts to FRN on 01/21/21), 5.000%, due 01/21/21[4,5]	199,000	185,478
General Motors Co.
6.600%, due 04/01/36	70,000	73,320
Georgia Power Co.,
Series C, 2.000%, due 09/08/20	70,000	69,361
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	76,546
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	30,000	31,808
5.750%, due 01/24/22	305,000	327,199
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	94,584
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	78,911
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	129,418
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.500%, due 04/15/21[3]	200,000	203,000
JPMorgan Chase & Co.,
Series I,
3 mo. USD LIBOR + 3.470%, 6.221%, due 04/30/19[5,6]	143,000	143,715
Kinder Morgan, Inc.
5.550%, due 06/01/45	40,000	43,778
6.500%, due 09/15/20	100,000	105,077
Kroger Co./The
6.900%, due 04/15/38	25,000	29,885
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[3]	45,000	46,646
4.569%, due 02/01/29[3]	155,000	161,357
Life Technologies Corp.
6.000%, due 03/01/20	135,000	138,651
Marathon Oil Corp.
4.400%, due 07/15/27	75,000	77,264

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	69,811
MetLife, Inc.
6.400%, due 12/15/36	35,000	37,538
Microsoft Corp.
2.375%, due 02/12/22	250,000	249,838
4.450%, due 11/03/45	60,000	68,407
Morgan Stanley
4.875%, due 11/01/22	350,000	369,525
Morgan Stanley, GMTN
4.350%, due 09/08/26	140,000	143,744
MPLX LP
4.875%, due 06/01/25	70,000	74,566
Nabors Industries, Inc.
4.625%, due 09/15/21	150,000	148,125
NCR Corp.
5.000%, due 07/15/22	40,000	39,900
Netflix, Inc.
5.500%, due 02/15/22	140,000	146,825
Noble Energy, Inc.
5.050%, due 11/15/44	50,000	49,762
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	50,214
Prudential Financial, Inc., MTN
6.625%, due 06/21/40	50,000	65,334
Quicken Loans, Inc.
5.750%, due 05/01/25[3]	260,000	260,650
Reynolds American, Inc.
7.250%, due 06/15/37	85,000	99,333
RR Donnelley & Sons Co.
7.875%, due 03/15/21	36,000	36,945
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	212,020
Smithfield Foods, Inc.
3.350%, due 02/01/22[3]	80,000	78,283
Southern Copper Corp.
6.750%, due 04/16/40	90,000	108,691
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	49,888
Synchrony Financial
4.500%, due 07/23/25	90,000	90,396

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[3]	60,000	61,932
Tenet Healthcare Corp.
4.625%, due 07/15/24	200,000	200,500
Texas Instruments, Inc.
1.850%, due 05/15/22	220,000	215,945
Thermo Fisher Scientific, Inc.
5.300%, due 02/01/44	60,000	69,165
Union Pacific Corp.
4.050%, due 11/15/45	40,000	38,994
UnitedHealth Group, Inc.
4.625%, due 07/15/35	100,000	112,325
Verizon Communications, Inc.
5.250%, due 03/16/37	140,000	157,857
Walt Disney Co./The
7.750%, due 12/01/45[3]	50,000	79,851
Total United States corporate bonds		9,218,510
Total corporate bonds (cost—$12,617,567)		12,722,018

Asset-backed securities—11.3%
United States—11.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	100,000	101,793
Capital Auto Receivables Asset Trust,
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	125,510
CNH Equipment Trust,
Series 2015-A, Class A4,
1.850%, due 04/15/21	190,911	190,807
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[3]	150,000	152,936
Dell Equipment Finance Trust,
Series 2016-1, Class D,
3.240%, due 07/22/22[3]	239,694	239,715
Series 2018-1, Class D,
3.850%, due 06/24/24[3]	120,000	121,134
Drive Auto Receivables Trust,
Series 2015-DA, Class C,
3.380%, due 11/15/21[3]	52,599	52,614

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
United States—(continued)
Series 2017-1, Class D,
3.840%, due 03/15/23	75,000	75,581
Series 2017-2, Class C,
2.750%, due 09/15/23	83,826	83,784
Series 2017-3, Class B,
2.300%, due 05/17/21	12,316	12,313
Series 2018-1, Class D,
3.810%, due 05/15/24	225,000	226,841
Series 2018-2, Class D,
4.140%, due 08/15/24	200,000	203,352
Series 2018-3, Class D,
4.300%, due 09/16/24	300,000	306,090
Series 2018-4, Class D,
4.090%, due 01/15/26	150,000	152,570
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[3]	100,000	100,741
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[3]	300,000	303,474
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	178,720
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	100,000	100,519
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	224,776
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	228,656
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B,
3.520%, due 11/25/26[3]	225,000	225,988
Series 2018-1, Class B,
3.650%, due 02/25/27[3]	100,000	101,099
Series 2018-2, Class A2,
3.350%, due 04/26/27[3]	175,000	175,526
Series 2018-2, Class B,
3.790%, due 04/26/27[3]	125,000	126,724
Series 2018-3, Class B,
4.020%, due 08/25/27[3]	125,000	127,344
Tesla Auto Lease Trust,
Series 2018-B, Class A,
3.710%, due 08/20/21[3]	185,521	187,638

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	275,000	270,593
Total asset-backed securities (cost—$4,356,486)		4,396,838

Commercial mortgage-backed securities—15.7%
United States—15.7%
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%, 4.584%, due 04/15/35[3,6]	100,000	99,999
BANK 2017,
Series 2017-BNK7, Class C,
4.056%, due 09/15/60[7]	100,000	99,536
BANK 2018,
Series 2018-BN14, Class E,
3.000%, due 09/15/60[3,7]	250,000	193,071
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[3]	135,000	143,401
BENCHMARK Mortgage Trust,
Series 2018-B4, Class D,
2.814%, due 07/15/51[3,7]	100,000	84,737
Series 2019-B10, Class C,
3.750%, due 03/15/62[8]	200,000	194,517
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class E,
4.354%, due 10/15/34[3,7]	100,000	101,202
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
1 mo. USD LIBOR + 3.000%, 5.484%, due 11/15/36[3,6]	475,000	476,185
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4,
3.778%, due 09/10/58	143,000	148,942
Series 2017-P8, Class D,
3.000%, due 09/15/50[3]	300,000	241,906
COMM Mortgage Trust,
Series 2015-CR24, Class D,
3.463%, due 08/10/48[7]	150,000	131,309
Series 2017-COR2, Class C,
4.562%, due 09/10/50[7]	200,000	205,418

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Commercial mortgage-backed securities—(continued)
United States—(continued)
CSAIL Commercial Mortgage Trust,
Series 2017-C8, Class D,
4.470%, due 06/15/50[3]	141,000	129,375
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.981%, due 05/25/50[3,7]	50,000	50,768
Series 2017-K724, Class B,
3.487%, due 11/25/23[3,7]	265,000	261,904
GS Mortgage Securities Corp. II,
Series 2017-SLP, Class E,
4.591%, due 10/10/32[3,7]	225,000	220,899
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
1 mo. USD LIBOR + 3.900%, 6.035%, due 07/15/31[3,6]	46,103	46,116
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[3]	125,000	127,455
Invitation Homes Trust,
Series 2018-SFR1, Class C,
3.732%, due 03/17/37 [3,6]	100,000	99,726
Series 2018-SFR2, Class D,
3.934%, due 06/17/37 [3,6]	150,000	148,825
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class D,
5.157%, due 05/15/45[7]	150,000	150,134
Series 2018-ASH8, Class D,
4.534%, due 02/15/35 [3,6]	100,000	100,124
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	204,928
Series 2015-C29, Class D,
3.672%, due 05/15/48[7]	100,000	82,410
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	177,212
Series 2016-C2, Class D,
3.399%, due 06/15/49[3,7]	175,000	150,580
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	103,784
Series 2015-C24, Class AS,
4.036%, due 05/15/48[7]	75,000	77,297
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	273,000	282,390

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Commercial mortgage-backed securities—(concluded)
United States—(concluded)
Series 2017-C34, Class C,
4.186%, due 11/15/52[7]	100,000	99,427
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class C,
4.227%, due 12/15/50[7]	175,000	174,714
Series 2017-HR2, Class D,
2.730%, due 12/15/50	100,000	83,441
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%, 4.584%, due 03/15/36[3,6]	200,000	200,121
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%, 5.484%, due 06/15/33[3,6]	275,000	273,061
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.500%, 4.984%, due 11/15/27[3,6]	125,000	120,021
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
3.947%, due 12/13/29[3,7]	500,000	501,452
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.836%, due 05/15/51[7]	150,000	155,806
Total commercial mortgage-backed securities (cost—$6,103,794)		6,142,193

Mortgage-backed securities—28.7%
United States—28.7%
FHLMC
3.500%, due 03/01/49	224,313	227,759
4.000%, due 08/01/47	190,246	196,544
4.000%, due 04/01/49	675,000	695,819
4.500%, due 03/01/49	820,930	856,760
4.500%, due 04/01/49	50,279	52,583
FHLMC TBA
3.000%	25,000	24,900
FNMA
3.000%, due 05/01/46	166,199	165,720
3.000%, due 08/01/46	593,276	591,564
3.500%, due 03/01/33	219,219	224,297
3.500%, due 11/01/47	385,838	391,927

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
3.500%, due 12/01/47	137,785	139,773
3.500%, due 02/01/48	1,027,009	1,043,151
3.500%, due 03/01/48	567,053	575,228
4.000%, due 09/01/40	145,501	150,927
4.000%, due 06/01/47	381,610	394,419
4.000%, due 05/01/48	23,299	24,043
4.000%, due 10/01/48	120,704	124,372
5.500%, due 03/01/33	33,560	37,188
5.500%, due 09/01/34	138,904	152,008
5.500%, due 11/01/34	30,634	33,666
6.000%, due 11/01/28	40,101	44,045
FNMA TBA
3.000%	400,000	398,344
3.500%	50,000	50,693
4.000%	1,975,000	2,031,627
5.000%	225,000	237,898
GNMA
3.000%, due 08/20/46	689,085	693,664
6.500%, due 05/15/29	9,843	11,046
GNMA II
3.000%, due 09/20/44	84,956	85,694
3.500%, due 10/20/48	736,641	753,079
3.500%, due 03/20/49	125,000	127,789
4.000%, due 03/20/49	600,000	619,956
5.000%, due 08/20/48	48,042	50,379
Total Mortgage-backed securities (cost—$11,094,891)		11,206,862

Municipal bonds and notes—0.9%
California—0.9%
State of California, GO Bonds
7.300%, due 10/01/39 (cost—$367,248)	250,000	361,757

Non-US government obligations—3.5%
Colombia—1.4%
Republic of Colombia
8.125%, due 05/21/24	305,000	369,964

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Colombia—(concluded)
7.750%, due 04/14/21	COP	550,000,000	180,222
			550,186
Indonesia—0.3%
Republic of Indonesia
6.625%, due 02/17/37[3]	100,000		122,412

New Zealand—1.2%
New Zealand Government Bond
2.500%, due 09/20/35[2]	NZD	548,756	479,326

Turkey—0.2%
Republic of Turkey
6.875%, due 03/17/36	100,000		90,753

Uruguay—0.4%
Oriental Republic of Uruguay
7.625%, due 03/21/36	100,000		137,750
Total non-US government obligations (cost—$1,318,986)			1,380,427

U.S. treasury obligations—5.0%
US Treasury Bond
3.375%, due 11/15/48	95,000		105,973
US Treasury Inflation Index Note (TIPS)
0.625%, due 04/15/23	1,185,573		1,194,219
US Treasury Notes
2.375%, due 02/29/24	125,000		125,884
2.500%, due 02/28/26	305,000		308,622
3.125%, due 11/15/28	75,000		79,638
2.625%, due 02/15/29	125,000		127,431
Total U.S. treasury obligations (cost—$1,916,150)			1,941,767

Number of shares
Preferred stock—0.3%
United States—0.3%
JPMorgan Chase & Co.,
Series P,
5.450%, due 06/01/19[4,5] (cost—$102,000)	4,000	102,040

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—2.3%
Investment company—2.3%
State Street Institutional U.S. Government Money Market Fund (cost—$890,903)	890,903	890,903

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Put swaptions—0.0%†
CDX North American High Yield Series 31 Index, strike @ 1.050%, expires 04/17/19 (Counterparty: JPMCB) (cost—$11,270)	2,000,000	USD	2,000,000	1,865

	Number of shares
Investment of cash collateral from securities loaned—1.1%
Money market fund—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$443,995)	443,995	443,995
Total investments (cost—$39,223,290)[9]—101.4%		39,590,665
Liabilities in excess of other assets—(1.4)%		(542,742)
Net assets—100.0%		$39,047,923

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation ($)
US Treasury futures buy contracts:
9	USD	US Treasury Note 5 Year Futures	June 2019	1,039,240	1,042,453	3,213
15	USD	US Ultra Bond Futures	June 2019	2,425,334	2,520,000	94,666
5	USD	US Ultra Treasury Note 10 Year Futures	June 2019	654,241	663,906	9,665

Interest rate futures buy contracts:
2	EUR	Italian Government Bond Futures	June 2019	285,957	290,466	4,509
Total				4,404,772	4,516,825	112,053

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized depreciation ($)
US Treasury futures sell contracts:
1	USD	US Long Bond Futures	June 2019	(145,905)	(149,656)	(3,751)

Interest rate futures sell contracts:
2	EUR	German Euro Bund Futures	June 2019	(366,341)	(373,184)	(6,843)
2	GBP	United Kingdom Long Gilt Bond Futures	June 2019	(332,151)	(336,996)	(4,845)
Total				(844,397)	(859,836)	(15,439)
Net unrealized appreciation						96,614

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	193,529	INR	13,500,000	06/19/19	(586)
BOA	EUR	740,000	USD	845,961	06/19/19	10,395
BOA	NZD	620,000	USD	426,239	06/19/19	3,391
CITI	GBP	20,000	USD	26,617	06/19/19	467
GSI	INR	13,500,000	USD	191,557	06/19/19	(1,386)
GSI	USD	778,699	NOK	6,620,000	06/19/19	(8,856)
Net unrealized appreciation						3,425

Credit default swap agreements on corporate issues—buy protection10

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payments made by the Portfolio[11](%)	Upfront payments made($)	Value($)	Unrealized depreciation($)
BB	United Mexican States, bond, 4.150%, due 03/28/27	USD	600	12/20/23	1.000	(13,843)	2,857	(10,986)
GS	United Mexican States, bond, 4.150%, due 03/28/27	USD	200	12/20/23	1.000	(5,296)	953	(4,343)
Total						(19,139)	3,810	(15,329)

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11](%)	Upfront payments received($)	Value($)	Unrealized depreciation($)
CDX North American High Yield Series 32 Index	USD	2,000	06/20/24	Quarterly	5.000	121,808	(136,272)	(14,464)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	12,722,018	—	12,722,018
Asset-backed securities	—	4,396,838	—	4,396,838
Commercial mortgage-backed securities	—	6,142,193	—	6,142,193
Mortgage-backed securities	—	11,206,862	—	11,206,862
Municipal bonds and notes	—	361,757	—	361,757
Non-US government obligations	—	1,380,427	—	1,380,427
U.S. treasury obligations	—	1,941,767	—	1,941,767
Preferred stock	102,040	—	—	102,040
Short-term investment	—	890,903	—	890,903
Swaptions purchased	—	1,865	—	1,865
Investment of cash collateral from securities loaned	—	443,995	—	443,995
Futures contracts	112,053	—	—	112,053
Forward foreign currency contracts	—	14,253	—	14,253
Swap agreements	—	3,810	—	3,810
Total	214,093	39,506,688	—	39,720,781

Liabilities
Futures contracts	(15,439)	—	—	(15,439)
Forward foreign currency contracts	—	(10,828)	—	(10,828)
Swap agreements	—	(136,272)	—	(136,272)
Total	(15,439)	(147,100)	—	(162,539)

At March 31, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†                      Amount represents less than 0.05%.

1                      In US dollars unless otherwise indicated.

UBS Total Return Bond Fund

Portfolio of investments – March 31, 2019 (unaudited)

Portfolio footnotes (concluded)

2                      Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,533,839, represented 19.3% of the Fund’s net assets at period end.

4                      Security, or portion thereof, was on loan at the period end.

5                      Perpetual investment. Date shown reflects the next call date.

6                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

7                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8                      Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

9                      Includes $437,271 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $443,995.

10               If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11               Payments made or received are based on the notional amount.

Portfolio acronyms

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligation Assimilables du Trésor (French Government Bonds)
NVDR	Non-Voting Depository Receipt
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities

Counterparty abbreviations

BB	Barclays Bank PLC
BOA	Bank of America NA
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
GS	Goldman Sachs
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
SSC	State Street Bank and Trust Co.

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.

Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2018.